UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s PGIM Real Assets Fund and PGIM Global Dynamic Bond Fund (each a “Fund” and collectively the “Funds”))

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2021

Date of reporting period:	4/30/2021

Item 1	– Reports to Stockholders

PGIM REAL ASSETS FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report presents the consolidated results of the PGIM Real Assets Fund and the PGIM Real Assets Subsidiary, Ltd.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Real Assets Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Real Assets Fund

June 15, 2021

PGIM Real Assets Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	15.59	17.12	3.35	1.73	—
Class C	15.10	22.04	3.75	1.55	—
Class Z	15.81	24.49	4.88	2.60	—
Class R6	15.82	24.43	4.94	N/A	3.02 (1/23/15)
Customized Blend Index
	17.90	26.96	4.67	1.60	—
Bloomberg Barclays US TIPS Index
	2.19	6.09	4.08	3.33	—

Average Annual Total Returns as of 4/30/21 Since Inception (%)
Class R6 (1/23/15)
Customized Blend Index	2.94
Bloomberg Barclays US TIPS Index	3.28

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

Customized Blend Index—The Customized Blend Index (Customized Blend) is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), Morgan Stanley Capital International (MSCI) World Real Estate Net Dividend ND Index (33.3%), and Bloomberg Barclays US TIPS Index (33.3%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Bloomberg Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 19 physical commodities traded on US exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME). The MSCI World Real Estate Net Dividend Index is a sub-index of the MSCI World Index and represents only securities in the GICS Real Estate Industry Group. The Net Dividend version of the MSCI World Real Estate Index reflects the impact of the maximum withholding taxes on reinvested dividends.

Bloomberg Barclays US TIPS Index—The Bloomberg Barclays US Treasury Inflation-Protected (TIPS) Index is an unmanaged index that consists of inflation-protected securities issued by the US Treasury.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Real Assets Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/21

Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Commodity Strategies Fund (Class R6)	Commodity	24.7%
PGIM TIPS Fund (Class R6)	TIPS	19.5%
PGIM Jennison Global Infrastructure Fund (Class R6)	Utilities/Infrastructure	10.4%
PGIM Jennison MLP Fund (Class R6)	Master Limited Partnerships (MLPs)	10.1%
PGIM Jennison Natural Resources Fund (Class R6)	Natural Resources	9.3%
PGIM Global Real Estate Fund (Class R6)	Global Real Estate	7.5%
PGIM Select Real Estate Fund (Class R6)	Real Estate	7.4%
PGIM Short Duration High Yield Income Fund (Class R6)	Short Duration High Yield	4.9%
PGIM Floating Rate Income Fund (Class R6)	Floating Rate Income	1.9%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Real Assets Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Real Assets Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,155.90	1.28%	$6.84
	Hypothetical	$1,000.00	$1,018.45	1.28%	$6.41
Class C	Actual	$1,000.00	$1,151.00	2.07%	$11.04
	Hypothetical	$1,000.00	$1,014.53	2.07%	$10.34
Class Z	Actual	$1,000.00	$1,158.10	0.91%	$4.87
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56
Class R6	Actual	$1,000.00	$1,158.20	0.85%	$4.55
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Consolidated Schedule of Investments (unaudited)

as of April 30, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 95.7%

AFFILIATED MUTUAL FUNDS
PGIM Floating Rate Income Fund (Class R6)	211,544	$2,043,510
PGIM Global Real Estate Fund (Class R6)	313,589	7,927,526
PGIM Jennison Global Infrastructure Fund (Class R6)	697,386	11,004,754
PGIM Jennison MLP Fund (Class R6)	1,939,265	10,685,351
PGIM Jennison Natural Resources Fund (Class R6)	230,828	9,879,425
PGIM QMA Commodity Strategies Fund (Class R6)*	2,309,075	26,092,544
PGIM Select Real Estate Fund (Class R6)	568,828	7,866,891
PGIM Short Duration High Yield Income Fund (Class R6)	565,182	5,126,202
PGIM TIPS Fund (Class R6)	1,953,804	20,671,251

TOTAL LONG-TERM INVESTMENTS (cost $85,646,262)(wd)		101,297,454

SHORT-TERM INVESTMENTS 4.3%

AFFILIATED MUTUAL FUND 3.4%
PGIM Core Ultra Short Bond Fund (cost $3,592,605)(bb)(wd)	3,592,605	3,592,605

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(bb)(k)(n) 0.9%
U.S. Treasury Bills (cost $999,828)	0.045%	09/16/21	1,000	999,962

TOTAL SHORT-TERM INVESTMENTS (cost $4,592,433)				4,592,567

TOTAL INVESTMENTS 100.0% (cost $90,238,695)				105,890,021
Other assets in excess of liabilities(z) 0.0%				27,810

NET ASSETS 100.0%				$105,917,831

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

LIBOR—London Interbank Offered Rate

MLP—Master Limited Partnership

OTC—Over-the-counter

TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	9

Consolidated Schedule of Investments (unaudited) (continued)

as of April 30, 2021

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:

Commodity Futures contracts outstanding at April 30, 2021(1):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions:
22	Gold 100 OZ	Jun. 2021	$3,888,940	$77,167
2	Silver	Jul. 2021	258,730	(3,425)

				$73,742

(1)	Represents positions held in the Cayman Subsidiary.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$—	$999,962

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Consolidated Financial Statements.

10

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$104,890,059	$—	$—
U.S. Treasury Obligation	—	999,962	—

Total	$104,890,059	$999,962	$—

Other Financial Instruments*
Assets
Commodity Futures Contracts	$77,167	$—	$—

Liabilities
Commodity Futures Contracts	$(3,425)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Fund Composition:

The fund composition of investments (excluding derivatives) and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2021 were as follows:

Commodity	24.7%
TIPS	19.5
Utilities/Infrastructure	10.4
Master Limited Partnerships (MLPs)	10.1
Natural Resources	9.3
Global Real Estate	7.5
Real Estate	7.4
Short Duration High Yield	4.9
Core Ultra Short Bond	3.4
Floating Rate Income	1.9
U.S. Treasury Obligation	0.9

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is commodity contracts risk. See the Notes to Consolidated Financial Statements for additional detail

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	11

Consolidated Schedule of Investments (unaudited) (continued)

as of April 30, 2021

regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2021 as presented in the Consolidated Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker-variation margin futures	$77,167*	Due from/to broker-variation margin futures	$3,425*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended April 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$(1,217,415)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Commodity contracts	$472,809

For the six months ended April 30, 2021, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$10,017,560

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended April 30, 2021.

See Notes to Consolidated Financial Statements.

12

Consolidated Statement of Assets & Liabilities (unaudited)

as of April 30, 2021

Assets
Investments at value:
Unaffiliated investments (cost $999,828)	$999,962
Affiliated investments (cost $89,238,867)	104,890,059
Receivable for Fund shares sold	154,973
Due from Manager	10,868
Prepaid expenses	1,188

Total Assets	106,057,050

Liabilities
Payable for Fund shares purchased	55,672
Custodian and accounting fees payable	34,957
Audit fee payable	24,385
Shareholders’ reports payable	7,787
Affiliated transfer agent fee payable	6,448
Accrued expenses and other liabilities	3,616
Due to broker—variation margin futures	3,440
Distribution fee payable	1,674
Trustees’ fees payable	1,081
Payable for investments purchased	152
Dividends payable	7

Total Liabilities	139,219

Net Assets	$105,917,831

Net assets were comprised of:
Shares of beneficial interest, at par	$10,193
Paid-in capital in excess of par	105,218,912
Total distributable earnings (loss)	688,726

Net assets, April 30, 2021	$105,917,831

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	13

Consolidated Statement of Assets & Liabilities (unaudited)

as of April 30, 2021

Class A
Net asset value and redemption price per share, ($5,850,707 ÷ 563,888 shares of beneficial interest issued and outstanding)	$10.38
Maximum sales charge (5.50% of offering price)	0.60

Maximum offering price to public	$10.98

Class C
Net asset value, offering price and redemption price per share, ($613,674 ÷ 59,642 shares of beneficial interest issued and outstanding)	$10.29

Class Z
Net asset value, offering price and redemption price per share, ($57,729,766 ÷ 5,553,707 shares of beneficial interest issued and outstanding)	$10.39

Class R6
Net asset value, offering price and redemption price per share, ($41,723,684 ÷ 4,015,883 shares of beneficial interest issued and outstanding)	$10.39

See Notes to Consolidated Financial Statements.

14

Consolidated Statement of Operations (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)
Income
Affiliated dividend income	$492,980
Unaffiliated dividend income	6,001
Interest income	215

Total income	499,196

Expenses
Management fee	326,477
Distribution fee(a)	12,628
Custodian and accounting fees	50,368
Audit fee	26,487
Registration fees(a)	23,563
Transfer agent’s fees and expenses (including affiliated expense of $17,943)(a)	23,361
Legal fees and expenses	10,628
Shareholders’ reports	8,736
Trustees’ fees	6,047
Miscellaneous	10,156

Total expenses	498,451
Less: Fee waiver and/or expense reimbursement(a)	(384,166)
Distribution fee waiver(a)	(1,309)

Net expenses	112,976

Net investment income (loss)	386,220

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $284,330)	87,749
Affiliated net capital gain distributions received	233,636
Futures transactions	(1,217,415)

(896,030)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $14,511,799)	14,530,971
Futures	472,809
Foreign currencies	92

15,003,872

Net gain (loss) on investment and foreign currency transactions	14,107,842

Net Increase (Decrease) In Net Assets Resulting From Operations	$14,494,062

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	15

Consolidated Statement of Operations (unaudited)

Six Months Ended April 30, 2021

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	7,852	4,776	—	—
Registration fees	8,057	5,166	5,928	4,412
Transfer agent’s fees and expenses	4,741	1,006	17,512	102
Fee waiver and/or expense reimbursement	(27,122)	(8,614)	(211,704)	(136,726)
Distribution fee waiver	(1,309)	—	—	—

See Notes to Consolidated Financial Statements.

16

Consolidated Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$386,220	$1,390,869
Net realized gain (loss) on investment transactions	(1,129,666)	2,805,945
Affiliated net capital gain distributions received	233,636	1,087,111
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	15,003,872	(6,609,380)

Net increase (decrease) in net assets resulting from operations	14,494,062	(1,325,455)

Dividends and Distributions
Distributions from distributable earnings
Class A	(215,463)	(102,388)
Class B	—	(2,494)
Class C	(46,826)	(24,363)
Class Z	(2,560,730)	(1,555,078)
Class R6	(1,480,270)	(783,021)

	(4,303,289)	(2,467,344)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	17,704,192	22,820,985
Net asset value of shares issued in reinvestment of dividends and distributions	4,302,994	2,467,076
Cost of shares purchased	(18,814,602)	(27,352,239)

Net increase (decrease) in net assets from Fund share transactions	3,192,584	(2,064,178)

Total increase (decrease)	13,383,357	(5,856,977)

Net Assets:
Beginning of period	92,534,474	98,391,451

End of period	$105,917,831	$92,534,474

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	17

Notes to Consolidated Financial Statements (unaudited)

1.  Organization

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of six series: PGIM Global Dynamic Bond Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM QMA Global Tactical Allocation Fund, PGIM Jennison Focused Growth Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. These consolidated financial statements relate only to the PGIM Real Assets Fund (the “Fund”).

The investment objective of the Fund is to seek long-term real return.

The Fund wholly owns and controls the PGIM Real Assets Subsidiary, Ltd. (the “Cayman Subsidiary”), a company organized under the laws of the Cayman Islands. The Cayman Subsidiary is not registered as an investment company under the 1940 Act. The consolidated financial statements of the Fund include the financial results of the Cayman Subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Fund and the Cayman Subsidiary. These consolidated financial statements include the accounts of the Fund and the Cayman Subsidiary. All significant inter-company balances and transactions between the Fund and the Cayman Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Cayman Subsidiary. The Cayman Subsidiary participates in the same investment objective as the Fund. The Cayman Subsidiary pursues its investment objective by investing in commodities, commodities-related instruments, derivatives and other investments. The Cayman Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Cayman Subsidiary is otherwise subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures as the Fund.

As of April 30, 2021, the Cayman Subsidiary had net assets of $4,180,035 representing 3.95% of the Fund’s net assets.

The Fund’s disclosures and operations are subject to compliance with applicable regulations governing commodity pools including Commodity Futures Trading Commission rules.

18

2.  Accounting Policies

The Fund and the Cayman Subsidiary (collectively hereafter, the “Fund”) follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its consolidated financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Consolidated Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the

PGIM Real Assets Fund	19

Notes to Consolidated Financial Statements (unaudited) (continued)

last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

20

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Cayman Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may invest directly in commodity-linked structured notes (CLNs). The Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional

PGIM Real Assets Fund	21

Notes to Consolidated Financial Statements (unaudited) (continued)

risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Consolidated Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The Fund invested in commodity futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

22

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

3.  Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into subadvisory agreements with QMA LLC (“QMA”) and PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of subadvisers. Effective as of October 26, 2020, PGIM Fixed Income does not manage any assets for the Fund.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.60% of the Fund’s average daily net assets up to and including $3 billion, 0.58% on the next $2 billion of average daily net assets, 0.57% on the next $5 billion of average daily net assets and 0.56% of the average daily net assets in excess of $10 billion (including the Cayman Subsidiary). The effective consolidated management fee rate before any waivers and/or expense reimbursements was 0.66% for the reporting period ended April 30, 2021.

The Manager has contractually agreed, through February 28, 2022, to limit net annual operating expenses and acquired fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including acquired fund dividend and interest expense on short sales), brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses (including acquired fund taxes), transfer agency expenses (including sub-transfer agency and

PGIM Real Assets Fund	23

Notes to Consolidated Financial Statements (unaudited) (continued)

networking fees), and extraordinary expenses) of each class of shares to 0.85% of the Fund’s average daily net assets.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Cayman Subsidiary has entered into a separate management agreement with the Manager whereby the Manager provides advisory and other services to the Cayman Subsidiary substantially similar to the services provided by the Manager to the Fund as discussed above. In consideration for these services, the Cayman Subsidiary pays the Manager a monthly fee at the annual rate of 0.60% of the Cayman Subsidiary’s average daily net assets up to and including $3 billion, 0.58% on the next $2 billion of average daily net assets, 0.57% on the next $5 billion of average daily net assets and 0.56% of the average daily net assets in excess of $10 billion. The Manager has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver may not be terminated without prior approval of the Fund’s Board as long as the Fund remains invested or intends to invest in the Cayman Subsidiary. The Manager also has entered into a Subadvisory Agreement with QMA, relating to the Cayman Subsidiary.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%,and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through February 28, 2022 to limit such fees to 0.25% of the average daily net assets of Class A shares. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z and Class R6 shares of the Fund.

For the reporting period ended April 30, 2021, PIMS received $11,411 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended

24

April 30, 2021, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM, Inc., PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.  Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and other affiliated mutual funds, earnings from such investments are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2021, no 17a-7 transactions were entered into by the Fund.

5.  Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $22,866,452 and $13,622,184, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

PGIM Real Assets Fund	25

Notes to Consolidated Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales		Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income		Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM Floating Rate Income Fund (Class R6)(1)
$—	$2,041,399	$—		$2,111	$—	$2,043,510	211,544	$3,999		$—

PGIM Global Real Estate Fund (Class R6)(1)
5,801,188	953,173	468,524	**	1,614,953	26,736	7,927,526	313,589	(48,551	)**	—

PGIM Jennison Global Infrastructure Fund (Class R6)(1)
5,596,039	4,622,168	168,761	**	951,845	3,463	11,004,754	697,386	32,107	**	—

PGIM Jennison MLP Fund (Class R6)(1)
2,247,908	7,130,365	344,916	**	1,646,103	5,891	10,685,351	1,939,265	(154,551	)**	—

PGIM Jennison Natural Resources Fund (Class R6)(1)
5,509,849	2,412,313	1,236,500		3,067,281	126,482	9,879,425	230,828	137,913		—

PGIM QMA Commodity Strategies Fund (Class R6)(1)*
19,752,807	1,848,000	1,373,700		5,882,065	(16,628)	26,092,544	2,309,075	—		—

PGIM Select Real Estate Fund (Class R6)(1)
5,813,586	1,014,307	324,100		1,354,341	8,757	7,866,891	568,828	98,606		—

PGIM Short Duration High Yield Income Fund (Class R6)(1)
2,819,737	2,248,874	90,900		147,973	518	5,126,202	565,182	103,042		—

PGIM Short-Term Corporate Bond Fund (Class R6)(1)
2,741,503	5,207	2,763,618		(163,870)	180,778	—	—	5,563		—

PGIM TIPS Fund (Class R6)
26,331,965	539,656	6,157,700		8,997	(51,667)	20,671,251	1,953,804	306,021		233,636

$76,614,582	$22,815,462	$12,928,719		$14,511,799	$284,330	$101,297,454		$484,149		$233,636

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund (1)(bb)
$13,666,782	$23,081,201	$33,155,378		$—	$—	$3,592,605	3,592,605	$8,831		$—

$90,281,364	$45,896,663	$46,084,097		$14,511,799	$284,330	$104,890,059		$492,980		$233,636

*	Non-income producing security.
**	Amount includes return of capital distribution.
(1)	The Fund did not have any capital gain distributions during the reporting period.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

26

6.  Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$104,000,302

Gross Unrealized Appreciation	15,798,182
Gross Unrealized Depreciation	(13,834,721)

Net Unrealized Appreciation	$1,963,461

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

7.  Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

PGIM Real Assets Fund	27

Notes to Consolidated Financial Statements (unaudited) (continued)

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class Z	3,398,966	61.2%
Class R6	3,159,122	78.7%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
3	64.3%	1	5.9%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2021:
Shares sold	56,335	$562,247
Shares issued in reinvestment of dividends and distributions	22,321	215,169
Shares purchased	(67,513)	(665,631)

Net increase (decrease) in shares outstanding before conversion	11,143	111,785
Shares issued upon conversion from other share class(es)	58,382	583,243
Shares purchased upon conversion into other share class(es)	(6,734)	(65,807)

Net increase (decrease) in shares outstanding	62,791	$629,221

Year ended October 31, 2020:
Shares sold	124,506	$1,148,571
Shares issued in reinvestment of dividends and distributions	10,768	102,388
Shares purchased	(143,666)	(1,303,751)

Net increase (decrease) in shares outstanding before conversion	(8,392)	(52,792)
Shares issued upon conversion from other share class(es)	26,026	242,063
Shares purchased upon conversion into other share class(es)	(1,269)	(11,887)

Net increase (decrease) in shares outstanding	16,365	$177,384

Class B
Period ended June 26, 2020*:
Shares issued in reinvestment of dividends and distributions	260	$2,494
Shares purchased	(5,641)	(54,552)

Net increase (decrease) in shares outstanding before conversion	(5,381)	(52,058)
Shares purchased upon conversion into other share class(es)	(11,207)	(101,549)

Net increase (decrease) in shares outstanding	(16,588)	$(153,607)

28

Class C	Shares	Amount
Six months ended April 30, 2021:
Shares sold	194	$1,891
Shares issued in reinvestment of dividends and distributions	4,914	46,826
Shares purchased	(12,471)	(122,062)

Net increase (decrease) in shares outstanding before conversion	(7,363)	(73,345)
Shares purchased upon conversion into other share class(es)	(58,116)	(576,055)

Net increase (decrease) in shares outstanding	(65,479)	$(649,400)

Year ended October 31, 2020:
Shares sold	22,208	$199,739
Shares issued in reinvestment of dividends and distributions	2,558	24,363
Shares purchased	(38,155)	(357,083)

Net increase (decrease) in shares outstanding before conversion	(13,389)	(132,981)
Shares purchased upon conversion into other share class(es)	(15,007)	(140,514)

Net increase (decrease) in shares outstanding	(28,396)	$(273,495)

Class Z
Six months ended April 30, 2021:
Shares sold	851,356	$8,459,185
Shares issued in reinvestment of dividends and distributions	265,067	2,560,729
Shares purchased	(1,567,385)	(15,462,302)

Net increase (decrease) in shares outstanding before conversion	(450,962)	(4,442,388)
Shares issued upon conversion from other share class(es)	8,426	83,059
Shares purchased upon conversion into other share class(es)	(2,437)	(24,440)

Net increase (decrease) in shares outstanding	(444,973)	$(4,383,769)

Year ended October 31, 2020:
Shares sold	1,035,195	$9,401,584
Shares issued in reinvestment of dividends and distributions	163,849	1,554,810
Shares purchased	(1,815,811)	(16,843,715)

Net increase (decrease) in shares outstanding before conversion	(616,767)	(5,887,321)
Shares issued upon conversion from other share class(es)	1,266	11,887

Net increase (decrease) in shares outstanding	(615,501)	$(5,875,434)

Class R6
Six months ended April 30, 2021:
Shares sold	882,749	$8,680,869
Shares issued in reinvestment of dividends and distributions	152,978	1,480,270
Shares purchased	(257,688)	(2,564,607)

Net increase (decrease) in shares outstanding	778,039	$7,596,532

Year ended October 31, 2020:
Shares sold	1,268,192	$12,071,091
Shares issued in reinvestment of dividends and distributions	82,635	783,021
Shares purchased	(937,799)	(8,793,138)

Net increase (decrease) in shares outstanding	413,028	$4,060,974

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.  Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a

PGIM Real Assets Fund	29

Notes to Consolidated Financial Statements (unaudited) (continued)

group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2021. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $595,000, borrowed at a weighted average interest rate of 1.42%. The maximum loan outstanding amount during the period was $595,000. At April 30, 2021, the Fund did not have an outstanding loan amount.

9.  Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Cayman Subsidiary Risk: By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The Cayman Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. The Fund has received a private letter ruling from the Internal Revenue Service (the IRS) stating that income derived from the Fund’s investment in the Cayman Subsidiary will be considered qualifying regulated investment company (RIC) income for tax purposes. Final tax regulations, on which taxpayers may rely for taxable years beginning after September 28, 2016, also support this result. Changes in the laws of the Cayman Islands,

30

under which the Cayman Subsidiary is incorporated, could result in the inability of the Fund to effect its desired gold/defensive investment strategy.

Commodity Risk: The values of commodities and commodity-linked investments are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, US agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international political, economic, military and regulatory developments. These risks may subject the Fund to greater volatility than investments in traditional instruments or securities. In addition, the commodities markets are subject to temporary distortions or other disruptions due to a variety of factors, including participation of speculators, government intervention and regulation, and certain lack of liquidity in the markets.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

PGIM Real Assets Fund	31

Notes to Consolidated Financial Statements (unaudited) (continued)

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the underlying funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these underlying funds and their investments. Because the Fund’s allocation among different underlying funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an underlying fund will also expose the Fund to a pro rata portion of the underlying fund’s fees and expenses. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a

32

delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or

PGIM Real Assets Fund	33

Notes to Consolidated Financial Statements (unaudited) (continued)

disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-diversification Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Real Estate Related Securities Risk: The Fund’s investment in certain Underlying Funds will expose the Fund to the performance of the real estate markets. The value of real estate securities in general, and real estate investment trusts (REITs) in particular, is subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Risks of Investing in Treasury Inflation Protected Securities (TIPS): The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if a Fund purchases TIPS in the secondary market, where principal values have been adjusted

34

upward due to inflation since issuance, it may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period a Fund holds TIPS, a Fund may earn less on the security than on a conventional bond.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.  Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Real Assets Fund	35

Consolidated Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.37		$9.74	$8.98	$9.44	$9.36	$9.36
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.11	0.13	0.14	0.12	0.07
Net realized and unrealized gain (loss) on investment transactions	1.41		(0.26)	0.81	(0.44)	0.12	0.04
Total from investment operations	1.43		(0.15)	0.94	(0.30)	0.24	0.11
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.16)	(0.18)	(0.16)	(0.12)	(0.08)
Tax return of capital distributions	-		-	-	- (b)	(0.04)	-
Distributions from net realized gains	(0.25)		(0.06)	-	-	- (b)	(0.03)
Total dividends and distributions	(0.42)		(0.22)	(0.18)	(0.16)	(0.16)	(0.11)
Net asset value, end of period	$10.38		$9.37	$9.74	$8.98	$9.44	$9.36
Total Return(c):	15.59%		(1.61)%	10.55%	(3.25)%	2.60%	1.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,851		$4,694	$4,719	$5,487	$6,702	$8,260
Average net assets (000)	$5,278		$4,479	$5,438	$6,032	$7,589	$9,456
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.59	%(f)	0.86%	0.85%	0.77%	0.66%	0.65%
Expenses before waivers and/or expense reimbursement	1.68	%(f)	2.12%	1.57%	1.77%	1.28%	1.29%
Net investment income (loss)	0.40	%(f)	1.14%	1.43%	1.50%	1.33%	0.80%
Portfolio turnover rate(g)(h)	15%		96%	60%	77%	96%	99%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Consolidated Financial Statements.

36

Class C Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.30		$9.68	$8.93	$9.39	$9.32	$9.34
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(b)	0.04	0.07	0.07	0.05	- (c)
Net realized and unrealized gain (loss) on investment transactions	1.38		(0.25)	0.79	(0.43)	0.11	0.04
Total from investment operations	1.37		(0.21)	0.86	(0.36)	0.16	0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.11)	(0.11)	(0.10)	(0.07)	(0.03)
Tax return of capital distributions	-		-	-	- (c)	(0.02)	-
Distributions from net realized gains	(0.25)		(0.06)	-	-	- (c)	(0.03)
Total dividends and distributions	(0.38)		(0.17)	(0.11)	(0.10)	(0.09)	(0.06)
Net asset value, end of period	$10.29		$9.30	$9.68	$8.93	$9.39	$9.32
Total Return(d):	15.10%		(2.26)%	9.75%	(3.93)%	1.74%	0.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$614		$1,163	$1,486	$1,783	$2,607	$3,072
Average net assets (000)	$963		$1,340	$1,620	$2,178	$2,932	$3,291
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.38	%(g)	1.58%	1.56%	1.49%	1.41%	1.40%
Expenses before waivers and/or expense reimbursement	3.18	%(g)	3.40%	2.45%	2.70%	1.98%	1.99%
Net investment income (loss)	(0.13	)%(g)	0.41%	0.72%	0.78%	0.56%	0.02%
Portfolio turnover rate(h)(i)	15%		96%	60%	77%	96%	99%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	37

Consolidated Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.39		$9.75	$8.99	$9.45	$9.38	$9.37
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.15	0.16	0.17	0.15	0.09
Net realized and unrealized gain (loss) on investment transactions	1.40		(0.26)	0.81	(0.44)	0.10	0.05
Total from investment operations	1.44		(0.11)	0.97	(0.27)	0.25	0.14
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.19)	(0.21)	(0.19)	(0.14)	(0.10)
Tax return of capital distributions	-		-	-	- (b)	(0.04)	-
Distributions from net realized gains	(0.25)		(0.06)	-	-	- (b)	(0.03)
Total dividends and distributions	(0.44)		(0.25)	(0.21)	(0.19)	(0.18)	(0.13)
Net asset value, end of period	$10.39		$9.39	$9.75	$8.99	$9.45	$9.38
Total Return(c):	15.81%		(1.18)%	10.94%	(2.91)%	2.74%	1.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$57,730		$56,307	$64,495	$79,349	$84,752	$94,614
Average net assets (000)	$57,105		$58,559	$67,444	$85,493	$94,426	$91,393
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.22	%(f)	0.50%	0.49%	0.42%	0.41%	0.40%
Expenses before waivers and/or expense reimbursement	0.97	%(f)	1.11%	1.07%	0.99%	0.98%	0.99%
Net investment income (loss)	0.83	%(f)	1.58%	1.76%	1.83%	1.57%	0.99%
Portfolio turnover rate(g)(h)	15%		96%	60%	77%	96%	99%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Consolidated Financial Statements.

38

Class R6 Shares
	Six Months Ended April 30, 2021		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.38		$9.75	$8.98	$9.44	$9.37	$9.36
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.13	0.17	0.18	0.15	0.10
Net realized and unrealized gain (loss) on investment transactions	1.41		(0.24)	0.82	(0.44)	0.11	0.05
Total from investment operations	1.45		(0.11)	0.99	(0.26)	0.26	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.20)	(0.22)	(0.20)	(0.15)	(0.11)
Tax return of capital distributions	-		-	-	- (b)	(0.04)	-
Distributions from net realized gains	(0.25)		(0.06)	-	-	- (b)	(0.03)
Total dividends and distributions	(0.44)		(0.26)	(0.22)	(0.20)	(0.19)	(0.14)
Net asset value, end of period	$10.39		$9.38	$9.75	$8.98	$9.44	$9.37
Total Return(c):	15.82%		(1.18)%	11.15%	(2.85)%	2.83%	1.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$41,724		$30,370	$27,530	$44,822	$69,957	$65,833
Average net assets (000)	$36,568		$28,578	$42,776	$64,112	$71,614	$60,978
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.16	%(f)	0.41%	0.40%	0.36%	0.32%	0.32%
Expenses before waivers and/or expense reimbursement	0.91	%(f)	1.04%	0.98%	0.92%	0.89%	0.91%
Net investment income (loss)	0.78	%(f)	1.42%	1.88%	1.93%	1.58%	1.08%
Portfolio turnover rate(g)(h)	15%		96%	60%	77%	96%	99%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions (if any).

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	39

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

40

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102
	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Real Assets Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM REAL ASSETS FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PUDAX	PUDCX	PUDZX	PUDQX
CUSIP	74440K819	74440K785	74440K777	74440K744

MF207E2

PGIM GLOBAL DYNAMIC BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM Global Dynamic Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Dynamic Bond Fund

June 15, 2021

PGIM Global Dynamic Bond Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 4/30/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	4.55	13.29	5.72	5.05 (11/3/15)
Class C	4.06	15.26	5.58	4.86 (11/3/15)
Class Z	4.62	17.38	6.73	5.99 (11/3/15)
Class R6	4.65	17.57	6.77	6.02 (11/3/15)
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
	0.11	0.34	1.48	1.38
Bloomberg Barclays Global Aggregate Index
	–0.17	3.95	2.64	3.51

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

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Benchmark Definitions

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—The ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index is an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

ICE BOFA IS LICENSING THE BOFA MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING THE SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE BOFA INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND THE FUND, OR ANY OF ITS PRODUCTS OR SERVICES.

Bloomberg Barclays Global Aggregate Index—The Bloomberg Barclays Global Aggregate Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, and Canadian government, agency, and corporate securities.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Distributions and Yields as of 4/30/21
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.20	2.39	1.28
Class C	0.16	1.73	–0.03
Class Z	0.22	2.82	2.29
Class R6	0.22	2.87	2.48

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Global Dynamic Bond Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/21 (%)
AAA	1.3
AA	1.1
A	7.2
BBB	16.6
BB	36.8
B	20.5
CCC	6.5
CC	0.4
Not Rated	6.7
Cash/Cash Equivalents	2.9
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Global Dynamic Bond Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Dynamic Bond Fund		Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,045.50	1.21%	$6.14
	Hypothetical	$1,000.00	$1,018.79	1.21%	$6.06
Class C	Actual	$1,000.00	$1,040.60	1.96%	$9.92
	Hypothetical	$1,000.00	$1,015.08	1.96%	$9.79
Class Z	Actual	$1,000.00	$1,046.20	0.86%	$4.36
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31
Class R6	Actual	$1,000.00	$1,046.50	0.82%	$4.16
	Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2021, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 95.2%

ASSET-BACKED SECURITIES 4.2%

Cayman Islands 1.1%
MidOcean Credit CLO,
Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.832%(c)	02/20/31		250	$250,184
Trinitas CLO Ltd.,
Series 2020-14A, Class C, 144A, 3 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.176(c)	01/25/34		250	251,218
Zais CLO Ltd.,
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	1.134(c)	04/15/29		242	241,061

					742,463

Spain 0.8%
TFS,
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	3.000(c)	04/16/23	EUR	475	513,881

United States 2.3%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class R, IO, 144A	0.000	10/25/48		1,289	166,294
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59		58	58,634
Series 2019-GS02, Class A1, 144A	3.750	01/25/59		136	135,647
Oportun Funding XIII LLC,
Series 2019-A, Class B, 144A	3.870	08/08/25		100	102,462
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.956(c)	02/25/23		100	99,885
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.756(c)	08/25/25		100	99,519
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.906(c)	06/25/24		820	813,152

					1,475,593

TOTAL ASSET-BACKED SECURITIES (cost $2,686,424)					2,731,937

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS 0.3%

United States
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000%(c)	11/01/25		178	$196,579
Diamond Sports Group LLC,
Term Loan, 1 Month LIBOR + 3.250%	3.370(c)	08/24/26		40	28,400

TOTAL BANK LOANS (cost $205,719)					224,979

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.7%

Canada 0.1%
Real Estate Asset Liquidity Trust,
Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	71	59,616

Ireland 3.6%
Deco DAC,
Series 2019-RAM, Class A3 Month GBP LIBOR + 1.900% (Cap N/A, Floor 0.000%)	1.948(c)	08/07/30	GBP	1,766	2,342,010

United States 9.0%
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38		300	291,366
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.765(c)	10/15/36		602	601,926
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.615(c)	12/15/36		749	748,034
Cold Storage Trust,
Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.880(c)	11/15/37		98	98,607
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.265(c)	05/15/36		275	275,408
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.765(c)	05/15/36		1,250	1,249,248
DBWF Mortgage Trust,
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36		250	243,442
FHLMC Multifamily Structured Pass-Through Certificates,
Series K111, Class X1, IO	1.681(cc)	05/25/30		479	58,628
Series K113, Class X1, IO	1.490(cc)	06/25/30		1,610	175,481

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

United States (cont’d.)
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class E, 144A	4.767%(cc)	07/05/31		400	$414,839
MKT MortgageTrust,
Series 2020-525M, Class F, 144A	3.039(cc)	02/12/40		550	495,152
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		650	622,721
One New York Plaza Trust,
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.865(c)	01/15/26		125	126,402
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class E, 144A	— (p)	05/15/31		500	500,000

					5,901,254

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,219,802)					8,302,880

CORPORATE BONDS 53.9%

Brazil 1.7%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	415	620,586
Gtd. Notes	6.625	01/16/34	GBP	100	155,948
Gtd. Notes, EMTN	6.250	12/14/26	GBP	200	312,229

					1,088,763

Canada 1.7%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		180	182,685
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		355	354,211
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A	4.875	02/15/30		85	85,018
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	5.250	06/15/37		110	122,302
MEG Energy Corp.,
Gtd. Notes, 144A	7.125	02/01/27		45	48,046
Sec’d. Notes, 144A	6.500	01/15/25		150	155,123

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Canada (cont’d.)
Teck Resources Ltd.,
Sr. Unsec’d. Notes	6.250%	07/15/41			150	$190,692

						1,138,077

France 2.4%
Adevinta ASA,
Sr. Sec’d. Notes, 144A	3.000	11/15/27		EUR	100	124,132
Altice France SA,
Sr. Sec’d. Notes	3.375	01/15/28		EUR	400	474,288
CAB SELAS,
Sr. Sec’d. Notes, 144A	3.375	02/01/28		EUR	125	149,605
Credit Agricole Assurances SA,
Sub. Notes	4.250(ff)	01/13/25	(oo)	EUR	100	134,218
Loxam SAS,
Sr. Sub. Notes	4.500	04/15/27		EUR	100	114,514
Sr. Sub. Notes	5.750	07/15/27		EUR	280	335,788
SPCM SA,
Sr. Unsec’d. Notes, 144A	2.000	02/01/26		EUR	100	122,630
Sr. Unsec’d. Notes, 144A	2.625	02/01/29		EUR	100	123,531

						1,578,706

Germany 1.8%
Nidda BondCo GmbH,
Gtd. Notes, 144A	5.000	09/30/25		EUR	100	121,427
TK Elevator Midco GmbH,
Sr. Sec’d. Notes	4.375	07/15/27		EUR	100	126,355
Sr. Sec’d. Notes, 144A	4.375	07/15/27		EUR	100	126,355
Vertical Holdco GmbH,
Sr. Unsec’d. Notes	6.625	07/15/28		EUR	300	387,342
Volkswagen International Finance NV,
Gtd. Notes	2.700(ff)	12/14/22	(oo)	EUR	100	124,012
Gtd. Notes	4.625(ff)	03/24/26	(oo)	EUR	200	272,606

						1,158,097

India 0.6%
NTPC Ltd.,
Sr. Unsec’d. Notes, EMTN	2.750	02/01/27		EUR	300	382,843

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Indonesia 1.0%
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes	2.875%	10/25/25		EUR	400	$514,898
Sr. Unsec’d. Notes, 144A	1.875	11/05/31		EUR	100	118,422

						633,320

Italy 0.2%
Assicurazioni Generali SpA,
Sub. Notes, EMTN	5.500(ff)	10/27/47		EUR	100	147,572

Jamaica 1.1%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%	10.000	04/01/24			110	107,797
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25			250	252,741
Sr. Sec’d. Notes, 144A	8.750	05/25/24			200	208,820
Digicel Ltd.,
Gtd. Notes, 144A	6.750	03/01/23			200	188,741

						758,099

Kazakhstan 0.1%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23		CHF	50	58,475

Luxembourg 1.9%
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27		EUR	400	491,846
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27		EUR	300	368,885
Intelsat Jackson Holdings SA,
Gtd. Notes	5.500	08/01/23	(d)		440	269,860
Intelsat Luxembourg SA,
Gtd. Notes	8.125	06/01/23	(d)		150	4,713
Matterhorn Telecom SA,
Sr. Sec’d. Notes	3.125	09/15/26		EUR	100	120,069

						1,255,373

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Mexico 2.0%
Comision Federal de Electricidad,
Sr. Unsec’d. Notes	5.000%	09/29/36		166	$172,175
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	240,224
Gtd. Notes	6.500	01/23/29		40	40,710
Gtd. Notes	6.840	01/23/30		100	102,590
Gtd. Notes, EMTN	3.750	04/16/26	EUR	100	120,225
Gtd. Notes, EMTN	4.875	02/21/28	EUR	500	607,864

					1,283,788

Netherlands 2.2%
OCI NV,
Sr. Sec’d. Notes	3.125	11/01/24	EUR	500	615,509
United Group BV,
Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	400	464,670
Ziggo Bond Co. BV,
Gtd. Notes, 144A	3.375	02/28/30	EUR	300	356,617

					1,436,796

Peru 0.2%
Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	1.962(s)	06/02/25		140	133,588

Russia 0.7%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.500	03/21/26	EUR	100	124,636
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	100	146,896
Russian Railways Via RZD Capital PLC,
Sr. Unsec’d. Notes	0.898	10/03/25	CHF	100	109,132
Sr. Unsec’d. Notes	1.195	04/03/28	CHF	50	54,046

					434,710

South Africa 1.0%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		200	217,538
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		400	435,076

					652,614

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Spain 0.6%
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, Cash coupon 4.500% and PIK 6.250%	10.750%	11/01/23		EUR	150	$125,300
Sr. Sec’d. Notes, 144A	10.750	09/30/23		EUR	114	145,632
Sr. Sec’d. Notes, 144A	10.750	09/30/23		EUR	20	25,548
ContourGlobal Power Holdings SA,
Sr. Sec’d. Notes	4.125	08/01/25		EUR	100	122,967

						419,447

Ukraine 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes	7.125	07/19/24		EUR	100	121,471

United Arab Emirates 0.4%
DP World PLC,
Sr. Unsec’d. Notes	2.375	09/25/26		EUR	100	127,800
Sr. Unsec’d. Notes	4.250	09/25/30		GBP	100	156,443

						284,243

United Kingdom 4.7%
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes, 144A	3.250	02/16/26		GBP	500	692,579
Bellis Finco PLC,
Sr. Unsec’d. Notes, 144A	4.000	02/16/27		GBP	200	277,083
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	06/22/25	(oo)		250	265,966
Co-operative Group Holdings 2011 Ltd.,
Gtd. Notes	7.500	07/08/26		GBP	150	250,231
Co-Operative Group Ltd.,
Sr. Unsec’d. Notes	5.125	05/17/24		GBP	150	222,485
eG Global Finance PLC,
Sr. Sec’d. Notes	4.375	02/07/25		EUR	450	524,782
Sr. Sec’d. Notes, 144A	4.375	02/07/25		EUR	100	116,618
INEOS Quattro Finance 2 PLC,
Sr. Sec’d. Notes, 144A	2.500	01/15/26		EUR	100	120,676
Ladbrokes Group Finance PLC,
Sr. Sec’d. Notes	5.125	09/08/23		GBP	300	437,098
Virgin Media Vendor Financing Notes III DAC,
Gtd. Notes	4.875	07/15/28		GBP	100	141,780

						3,049,298

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States 29.4%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500%	03/01/28			125	$125,394
AECOM,
Gtd. Notes	5.125	03/15/27			200	222,518
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	8.250	02/15/26			75	79,519
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875	12/15/24	(d)		400	264
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26			172	147,802
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26			125	128,463
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.875	08/20/26			500	559,298
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25			100	101,481
Gtd. Notes	5.625	06/01/23			125	125,412
Gtd. Notes, 144A	8.375	07/15/26			50	56,135
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26			50	50,607
Gtd. Notes, 144A	9.000	11/01/27			93	120,901
Sr. Unsec’d. Notes, 144A	8.250	12/31/28			50	53,692
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	9.875	04/01/27			325	369,584
Avantor Funding, Inc.,
Gtd. Notes	3.875	07/15/28		EUR	300	380,864
Sr. Sec’d. Notes, 144A	2.625	11/01/25		EUR	100	123,287
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A	9.750	09/01/26			250	265,501
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25	(oo)		405	416,174
Sr. Unsec’d. Notes	2.687(ff)	04/22/32			225	227,472
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27			315	350,713
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.250	01/30/30			50	50,249
Gtd. Notes, 144A	5.250	02/15/31			25	25,033

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Beazer Homes USA, Inc.,
Gtd. Notes	5.875%	10/15/27		100	$105,654
Gtd. Notes	6.750	03/15/25		125	129,337
Gtd. Notes	7.250	10/15/29		75	83,671
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24		100	104,724
Sr. Unsec’d. Notes	3.875	05/15/23		125	127,850
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.125	05/15/29		65	71,556
C&S Group Enterprises LLC,
Gtd. Notes, 144A	5.000	12/15/28		100	99,312
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A	5.250	10/15/25		375	378,248
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		50	49,322
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		185	182,125
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		75	76,221
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		300	300,040
Sr. Unsec’d. Notes, 144A	4.750	03/01/30		119	124,169
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		50	54,243
Chemours Co. (The),
Gtd. Notes	5.375	05/15/27		125	133,921
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		50	52,791
Gtd. Notes, 144A	5.875	02/01/29		25	26,931
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A	9.250	08/01/24		25	25,749
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26	(oo)	380	381,976
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		75	74,935
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/14/27		50	53,994
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	6.500	06/01/26		100	103,685
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27		115	122,395
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27		510	275,414
DISH DBS Corp.,
Gtd. Notes	7.750	07/01/26		425	489,935

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Diversified Healthcare Trust,
Sr. Unsec’d. Notes	4.750%	02/15/28			225	$226,354
Dominion Energy, Inc.,
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24	(oo)		400	425,698
Energizer Gamma Acquisition BV,
Gtd. Notes	4.625	07/15/26		EUR	300	370,310
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30	(oo)		200	203,428
Everi Payments, Inc.,
Gtd. Notes, 144A	7.500	12/15/25			78	81,027
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43			550	555,708
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	7.625	04/15/26			200	213,900
Griffon Corp.,
Gtd. Notes	5.750	03/01/28			100	106,721
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29			25	25,516
Sr. Unsec’d. Notes, 144A	6.000	02/01/31			25	25,922
Sr. Unsec’d. Notes, 144A	6.250	11/01/28			150	155,967
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32			300	296,073
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29			275	272,252
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29			200	191,478
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26			200	206,085
IQVIA, Inc.,
Gtd. Notes, 144A	1.750	03/15/26		EUR	150	182,141
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.750	02/15/28			400	441,027
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29			80	90,051
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25	(oo)		420	432,779
KB Home,
Gtd. Notes	4.800	11/15/29			75	81,135
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26			139	146,590
Gtd. Notes	3.750	04/01/30			75	80,132

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Laureate Education, Inc.,
Gtd. Notes, 144A	8.250%	05/01/25	155	$161,626
Level 3 Financing, Inc.,
Gtd. Notes, 144A	4.625	09/15/27	175	180,388
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39	80	91,884
Sr. Unsec’d. Notes, Series U	7.650	03/15/42	100	114,226
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH	2.850	04/15/31	70	69,619
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	150	158,352
Gtd. Notes	5.500	04/15/27	150	163,788
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR 150	180,481
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	15	15,209
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	2.500	03/24/26	GBP 100	139,877
Gtd. Notes	3.325	03/24/25	EUR 100	130,326
Gtd. Notes	3.692	06/05/28	GBP 155	225,670
Nabors Industries, Inc.,
Gtd. Notes	5.750	02/01/25	75	61,925
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	120	121,335
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31	150	146,973
Gtd. Notes, 144A	5.250	06/15/29	150	160,677
OneMain Finance Corp.,
Gtd. Notes	7.125	03/15/26	150	175,214
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	5.875	10/01/28	175	185,670
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	100	95,763
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	4.250	04/15/31	175	176,833
Range Resources Corp.,
Gtd. Notes	9.250	02/01/26	275	301,823
Gtd. Notes, 144A	8.250	01/15/29	25	27,123
RegionalCare Hospital Partners Holdings,
Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A	9.750	12/01/26	125	135,352

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.875%	04/15/40	75	$80,801
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.625	12/01/25	100	103,050
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.625	07/01/25	525	574,444
Service Properties Trust,
Sr. Unsec’d. Notes	4.350	10/01/24	150	149,621
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.750	03/01/25	75	76,543
Sr. Unsec’d. Notes	5.875	03/01/27	200	208,695
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	12/31/30	75	75,273
Gtd. Notes, 144A	7.500	10/01/25	150	163,694
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	150	169,247
Gtd. Notes, 144A	6.625	07/15/27	320	346,805
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.750	06/01/25	200	203,663
Tenet Healthcare Corp.,
Sec’d. Notes	5.125	05/01/25	350	354,379
T-Mobile USA, Inc.,
Gtd. Notes	2.625	02/15/29	125	121,768
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24	50	46,729
Sr. Sec’d. Notes, 144A	10.875	08/01/24	12	13,085
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	150	114,004
Gtd. Notes, 144A	8.000	02/01/27	75	52,675
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.700	11/01/33	69	67,275
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	65	67,439
Sr. Sec’d. Notes, 144A	4.625	04/15/29	15	15,579
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	120	127,009
Gtd. Notes	5.250	01/15/30	35	38,266

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A	5.750%	02/01/29		125	$126,036
Viatris, Inc.,
Gtd. Notes, 144A	3.850	06/22/40		20	20,393
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26		75	77,548
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		180	186,457

					19,219,467

TOTAL CORPORATE BONDS (cost $34,661,722)					35,234,747

RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.4%

Bermuda 2.8%
Bellemeade Re Ltd.,
Series 2019-03A, Class M1B, 144A, 1 Month
LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.706(c)	07/25/29		450	450,552
Series 2019-04A, Class M1A, 144A, 1 Month
LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.506(c)	10/25/29		124	123,986
Series 2019-04A, Class M1B, 144A, 1 Month
LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.106(c)	10/25/29		500	500,000
Series 2020-01A, Class M1B, 144A, 1 Month
LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.506(c)	06/25/30		93	93,511
Home Re Ltd.,
Series 2021-01, Class M1C, 144A, 1 Month
LIBOR + 2.300% (Cap N/A, Floor 0.000%)	2.406(c)	07/25/33		185	178,370
Radnor Re Ltd.,
Series 2020-01, Class M1B, 144A, 1 Month
LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.556(c)	02/25/30		500	493,628

					1,840,047

Ireland 0.3%
Retiro Mortgage Securities DAC,
Series 01A, Class A1, 144A, 3 Month EURIBOR +
2.000% (Cap 5.000%, Floor 0.000%)	1.464(c)	07/30/75	EUR	180	214,784

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)

United States 4.3%
Connecticut Avenue Securities Trust,
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)	2.206%(c)	10/25/39		114	$114,469
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.156(c)	01/25/40		189	190,647
Fannie Mae Connecticut Avenue Securities,
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.256(c)	10/25/30		73	73,929
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.956(c)	02/25/50		320	323,010
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.106(c)	06/25/50		118	119,616
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.706(c)	07/25/50		136	137,173
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	3.010(c)	08/25/33		200	196,246
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	2.260(c)	08/25/33		400	403,009
FHLMC Structured Agency Credit Risk Trust,
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.756(c)	01/25/49		35	36,203
GCAT LLC,
Series 2019-04, Class A1, 144A	3.228	11/26/49		444	445,195
Legacy Mortgage Asset Trust,
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		632	638,209
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.921(c)	12/25/22		124	124,234

					2,801,940

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,850,171)					4,856,771

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS 14.7%

Brazil 4.7%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477%	07/24/23		339	$352,718
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		2,485	2,691,950

					3,044,668

Greece 0.8%
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	204,451
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	200	322,274

					526,725

Italy 1.0%
Region of Lazio,
Sr. Unsec’d. Notes	3.088	03/31/43	EUR	136	185,584
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	100	199,177
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		215	263,321

					648,082

Mexico 0.5%
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125	01/17/30	EUR	300	347,386

Philippines 0.3%
Philippine Government International Bond,
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	165	194,470

Romania 0.9%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	100	136,305
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	300	422,508

					558,813

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Description	Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Spain 2.0%
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.450%	10/31/27	(k)	EUR	600	$787,989
Sr. Unsec’d. Notes, 144A	1.450	04/30/29	(k)	EUR	405	534,322

						1,322,311

Turkey 0.9%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.625	03/31/25		EUR	500	619,160

Ukraine 3.6%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/26		EUR	1,300	1,670,907
Sr. Unsec’d. Notes, 144A	4.375	01/27/30		EUR	600	661,311

						2,332,218

TOTAL SOVEREIGN BONDS (cost $9,135,426)						9,593,833

U.S. TREASURY OBLIGATION(h)(k) 0.4%
U.S. Treasury Notes (cost $275,228)	1.375	01/31/25			275	283,529

					Shares

COMMON STOCKS 1.1%

United States
Chesapeake Energy Corp.*					10,317	470,146
Chesapeake Energy Corp. Backstop Commitment*					59	2,613
Extraction Oil & Gas, Inc.*					734	30,666
Ferrellgas Partners LP (Class B Stock)*^					728	147,056
GenOn Energy Holdings, Inc. (Class A Stock)*^					610	79,300
Hexion Holdings Corp. (Class B Stock)*					1,179	18,864

TOTAL COMMON STOCKS (cost $419,604)						748,645

See Notes to Financial Statements.

24

Description	Shares	Value

PREFERRED STOCK 0.5%

United States
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^ (cost $291,000)	300	$300,000

WARRANTS* 0.0%

United States
CEC Brands LLC, expiring 12/31/25 (cost $0)	3,090	5,098

TOTAL LONG-TERM INVESTMENTS (cost $60,745,096)		62,282,419

SHORT-TERM INVESTMENTS 5.4%

AFFILIATED MUTUAL FUND 1.4%
PGIM Core Ultra Short Bond Fund (cost $884,565)(wa)	884,565	884,565

OPTIONS PURCHASED*~ 4.0% (cost $5,709,159)		2,627,942

TOTAL SHORT-TERM INVESTMENTS (cost $6,593,724)		3,512,507

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.6%
(cost $67,338,820)		65,794,926

OPTIONS WRITTEN*~ (3.9)%
(premiums received $5,599,256)		(2,584,997)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 96.7%
(cost $61,739,564)		63,209,929
Other assets in excess of liabilities(z) 3.3%		2,183,676

NET ASSETS 100.0%		$65,393,605

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

DKK—Danish Krone

EUR—Euro

GBP—British Pound

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

HUF—Hungarian Forint

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIBOR—Bangkok Interbank Offered Rate

BROIS—Brazil Overnight Index Swap

BUBOR—Budapest Interbank Offered Rate

CBOT—Chicago Board of Trade

CDOR—Canadian Dollar Offered Rate

CDX—Credit Derivative Index

CIBOR—Copenhagen Interbank Offered Rate

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

CME—Chicago Mercantile Exchange

COOIS—Colombia Overnight Interbank Reference Rate

CPI—Consumer Price Index

DJIA—Dow Jones Industrial Average

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

HICP—Harmonised Index of Consumer Prices

IO—Interest Only (Principal amount represents notional)

JIBAR—Johannesburg Interbank Agreed Rate

KWCDC—Korean Won Certificate of Deposit

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

M—Monthly payment frequency for swaps

MosPRIME—Moscow Prime Offered Rate

MTN—Medium Term Note

NASDAQ—National Association of Securities Dealers Automated Quotations

NIBOR—Norwegian Interbank Offered Rate

NSA—Non-Seasonally Adjusted

OTC—Over-the-counter

PIK—Payment-in-Kind

See Notes to Financial Statements.

26

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

S&P—Standard & Poor’s

SOFR—Secured Overnight Financing Rate

STIBOR—Stockholm Interbank Offered Rate

T—Swap payment upon termination

TELBOR—Tel Aviv Interbank Offered Rate

TOPIX—Tokyo Stock Price Index

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $526,356 and 0.8% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
NASDAQ 100 E-Mini Index	Call	06/18/21	$15,500.00	36	1	$11,160
NASDAQ 100 E-Mini Index	Put	06/18/21	$13,000.00	18	—(r)	65,160
NASDAQ 100 E-Mini Index	Put	06/18/21	$13,650.00	18	—(r)	123,300

Total Exchange Traded (cost $359,888)						$199,620

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Deutsche Bank AG	05/26/21	70.00	—	AUD	8,250	$1,073,054
Currency Option EUR vs USD	Call	Citibank, N.A.	05/07/21	1.35	—	EUR	3,825	—
Currency Option EUR vs USD	Call	Bank of America, N.A.	09/29/21	1.35	—	EUR	10,000	2,545
Currency Option EUR vs USD	Call	Deutsche Bank AG	11/18/21	1.21	—	EUR	1,275	24,603
Currency Option EUR vs USD	Call	Bank of America, N.A.	11/18/21	1.31	—	EUR	5,100	7,583
Currency Option USD vs BRL	Call	Citibank, N.A.	05/04/21	8.00	—		9,000	—
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	06/11/21	7.80	—		6,150	120
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	09/28/22	6.20	—		6,150	364,232
Currency Option USD vs CNH	Call	Deutsche Bank AG	07/13/21	7.60	—		4,100	82
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/28/22	6.90	—		2,050	32,770
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.60	—		3,200	610
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.95	—		3,200	67
Currency Option USD vs ILS	Call	JPMorgan Chase Bank, N.A.	07/26/21	3.80	—		3,000	420
Currency Option USD vs INR	Call	Deutsche Bank AG	05/04/21	92.00	—		6,000	—
Currency Option USD vs INR	Call	Morgan Stanley & Co. International PLC	07/02/21	84.00	—		6,000	778
Currency Option USD vs INR	Call	Goldman Sachs International	09/28/21	88.00	—		3,800	2,244
Currency Option USD vs KRW	Call	Deutsche Bank AG	05/06/21	1,350.00	—		4,500	—
Currency Option USD vs KRW	Call	Deutsche Bank AG	07/02/21	1,350.00	—		4,500	103
Currency Option USD vs MXN	Call	Citibank, N.A.	05/07/21	28.00	—		4,000	—
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	07/07/21	27.00	—		8,400	1,606
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	26.00	—		5,250	40,397

See Notes to Financial Statements.

28

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	31.50	—		10,500	$22,855
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	36.00	—		3,800	3,965
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	05/26/22	22.00	—		2,800	111,499
Currency Option USD vs RUB	Call	JPMorgan Chase Bank, N.A.	05/04/21	115.00	—		6,000	—
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	06/15/21	105.00	—		6,000	737
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	03/30/22	84.50	—		6,000	210,745
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	05/14/21	21.00	—		9,000	6
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	05/27/22	16.20	—		5,850	257,584
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	05/17/21	65.00	—	AUD	2,500	—
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/17/21	65.00	—	AUD	5,300	—
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	62.00	—	AUD	32,400	3
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	70.00	—	AUD	16,000	34
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	70.00	—	AUD	200	—
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	55.00	—	AUD	21,600	10,010
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	63.00	—	AUD	10,800	13,514
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	05/25/22	80.00	—	AUD	3,900	75,801
Currency Option GBP vs USD	Put	JPMorgan Chase Bank, N.A.	05/26/21	1.14	—	GBP	12,000	1
Currency Option GBP vs USD	Put	Bank of America, N.A.	05/26/21	1.22	—	GBP	6,000	10
Currency Option USD vs BRL	Put	Deutsche Bank AG	09/28/21	3.85	—		500	30
Currency Option USD vs JPY	Put	Deutsche Bank AG	05/14/21	94.00	—		6,000	—
Currency Option USD vs JPY	Put	Deutsche Bank AG	05/27/22	103.00	—		6,000	66,593

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs TWD	Put	Deutsche Bank AG	09/28/21	24.00	—	5,800	$1,662
Currency Option USD vs TWD	Put	Deutsche Bank AG	12/21/21	24.30	—	12,300	14,086
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	12/21/21	25.80	—	4,100	17,326
Currency Option USD vs TWD	Put	Deutsche Bank AG	03/29/22	27.00	—	2,900	69,177

Total OTC Traded (cost $5,344,151)							$2,426,852

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.35.V1, 12/20/25	Put	BNP Paribas S.A.	07/21/21	0.50%	CDX.NA.IG. 35.V1(Q)	1.00%(Q)	1,000	$1,470

(cost $5,120)
Total Options Purchased (cost $5,709,159)								$2,627,942

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
NASDAQ 100 E-Mini Index	Call	06/18/21	$14,000.00	18	—(r)	$(118,710)
NASDAQ 100 E-Mini Index	Call	06/18/21	$14,300.00	18	—(r)	(68,670)
NASDAQ 100 E-Mini Index	Put	06/18/21	$12,200.00	18	—(r)	(27,990)
NASDAQ 100 E-Mini Index	Put	06/18/21	$12,800.00	18	—(r)	(53,100)

Total Exchange Traded (premiums received $329,038)						$(268,470)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Citibank, N.A.	05/26/21	70.00	—	AUD	8,250	$(1,073,054)
Currency Option EUR vs USD	Call	Bank of America, N.A.	11/18/21	1.21	—	EUR	1,275	(24,603)
Currency Option EUR vs USD	Call	Deutsche Bank AG	11/18/21	1.31	—	EUR	5,100	(7,583)

See Notes to Financial Statements.

30

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	Bank of America, N.A.	03/29/22	1.27	—	EUR	5,000	$(45,179)
Currency Option USD vs BRL	Call	Morgan Stanley & Co. International PLC	09/28/22	7.50	—		12,300	(262,446)
Currency Option USD vs CNH	Call	JPMorgan Chase Bank, N.A.	09/28/22	7.60	—		6,150	(25,415)
Currency Option USD vs ILS	Call	Citibank, N.A.	06/28/21	3.60	—		3,200	(610)
Currency Option USD vs ILS	Call	Bank of America, N.A.	06/28/21	3.95	—		3,200	(67)
Currency Option USD vs ILS	Call	BNP Paribas S.A.	08/27/21	3.40	—		3,000	(10,702)
Currency Option USD vs INR	Call	Bank of America, N.A.	09/28/21	88.00	—		3,800	(2,244)
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	02/23/22	84.00	—		4,000	(24,021)
Currency Option USD vs INR	Call	JPMorgan Chase Bank, N.A.	02/23/22	84.00	—		2,000	(12,010)
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	10/27/21	1,225.00	—		3,000	(9,161)
Currency Option USD vs KRW	Call	JPMorgan Chase Bank, N.A.	10/27/21	1,225.00	—		1,500	(4,581)
Currency Option USD vs MXN	Call	Barclays Bank PLC	02/23/22	26.00	—		5,250	(40,397)
Currency Option USD vs MXN	Call	Goldman Sachs International	02/23/22	31.50	—		10,500	(22,855)
Currency Option USD vs MXN	Call	Citibank, N.A.	02/23/22	36.00	—		3,800	(3,965)
Currency Option USD vs MXN	Call	Morgan Stanley & Co. International PLC	05/26/22	26.00	—		8,400	(102,803)
Currency Option USD vs RUB	Call	Morgan Stanley & Co. International PLC	03/30/22	96.00	—		12,000	(185,886)
Currency Option USD vs ZAR	Call	JPMorgan Chase Bank, N.A.	05/27/22	18.80	—		11,700	(205,836)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	05/26/21	62.00	—	AUD	32,000	(3)
Currency Option AUD vs JPY	Put	Morgan Stanley & Co. International PLC	05/26/21	62.00	—	AUD	400	—
Currency Option AUD vs JPY	Put	Citibank, N.A.	05/26/21	70.00	—	AUD	16,200	(35)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/26/22	55.00	—	AUD	21,600	(10,010)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	01/26/22	63.00	—	AUD	10,800	$(13,514)
Currency Option AUD vs JPY	Put	BNP Paribas S.A.	05/25/22	70.00	—	AUD	11,700	(68,827)
Currency Option GBP vs USD	Put	Bank of America, N.A.	05/26/21	1.14	—	GBP	12,000	(1)
Currency Option GBP vs USD	Put	JPMorgan Chase Bank, N.A.	05/26/21	1.22	—	GBP	6,000	(10)
Currency Option USD vs BRL	Put	Bank of America, N.A.	09/28/21	3.85	—		500	(30)
Currency Option USD vs JPY	Put	Deutsche Bank AG	05/27/22	97.50	—		12,000	(59,514)
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	12/21/21	24.30	—		12,300	(14,086)
Currency Option USD vs TWD	Put	Deutsche Bank AG	12/21/21	25.80	—		4,100	(17,326)
Currency Option USD vs TWD	Put	Deutsche Bank AG	03/29/22	25.75	—		8,700	(68,278)

Total OTC Traded (premiums received $5,264,218)								$(2,315,052)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.35.V1, 12/20/25	Put	BNP Paribas S.A.	07/21/21	$99.00	5.00%(Q)	CDX.NA.HY. 35.V1(Q)	1,000	$(1,475)

(premiums received $6,000)
Total Options Written (premiums received $5,599,256)								$(2,584,997)

Futures contracts outstanding at April 30, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	10 Year Australian Treasury Bonds	Jun. 2021	$214,759	$2,235
2	10 Year Canadian Government Bonds	Jun. 2021	226,758	(6,316)
14	10 Year Euro-Bund	Jun. 2021	2,861,355	(25,332)
4	10 Year U.K. Gilt	Jun. 2021	705,275	(2,103)
9	10 Year U.S. Treasury Notes	Jun. 2021	1,188,281	5,535
34	20 Year U.S. Treasury Bonds	Jun. 2021	5,346,500	28,572

See Notes to Financial Statements.

32

Futures contracts outstanding at April 30, 2021 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
12	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	$2,230,875	$21,293
19	NASDAQ 100 E-Mini Index	Jun. 2021	5,263,000	(8,918)
10	Russell 2000 E-Mini Index	Jun. 2021	1,130,750	(16,329)
11	S&P 500 E-Mini Index	Jun. 2021	2,295,920	(5,214)

				(6,577)

Short Positions:
4	30 Day Federal Funds	Jul. 2022	1,597,760	3,194
20	3 Month CME SOFR	Jun. 2022	4,996,250	4,213
1	3 Month CME SOFR	Sep. 2022	249,713	311
204	2 Year U.S. Treasury Notes	Jun. 2021	45,034,594	31,432
90	5 Year Euro-Bobl	Jun. 2021	14,578,123	19,671
21	5 Year U.S. Treasury Notes	Jun. 2021	2,602,687	(1,010)
2	DJIA E-Mini CBOT	Jun. 2021	337,670	(174)
141	Euro Schatz Index	Jun. 2021	18,999,493	2,306
1	NIKKEI 225 (OSE)	Jun. 2021	264,251	(2,474)
6	TOPIX Index	Jun. 2021	1,043,920	15,352

				72,821

				$66,244

Forward foreign currency exchange contracts outstanding at April 30, 2021:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/28/21	HSBC Bank PLC	AUD	789	$522,060	$607,804	$85,744	$—
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	AUD	487	334,790	374,873	40,083	—
Expiring 06/30/21	Bank of America, N.A.	AUD	111	85,000	85,866	866	—
Expiring 06/30/21	Citibank, N.A.	AUD	96	74,000	73,953	—	(47)
Expiring 07/30/21	HSBC Bank PLC	AUD	158	104,612	121,763	17,151	—
Expiring 01/28/22	Citibank, N.A.	AUD	212	139,227	163,479	24,252	—
Expiring 01/28/22	Morgan Stanley & Co.
	International PLC	AUD	895	675,584	690,006	14,422	—
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	197	136,791	152,008	15,217	—
Brazilian Real,
Expiring 05/04/21	Barclays Bank PLC	BRL	343	62,432	63,139	707	—
Expiring 05/04/21	BNP Paribas S.A.	BRL	387	70,571	71,181	610	—
Expiring 05/04/21	Citibank, N.A.	BRL	600	106,726	110,395	3,669	—
Expiring 05/04/21	Citibank, N.A.	BRL	408	73,176	74,994	1,818	—
Expiring 05/04/21	Citibank, N.A.	BRL	111	20,273	20,493	220	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/04/21	Goldman Sachs International	BRL	770	$133,510	$141,677	$8,167	$—
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	798	144,713	146,878	2,165	—
Expiring 05/28/21	Deutsche Bank AG	BRL	2,892	545,000	531,015	—	(13,985)
Expiring 06/30/21	Citibank, N.A.	BRL	828	149,852	151,578	1,726	—
Expiring 06/30/21	Citibank, N.A.	BRL	389	71,000	71,143	143	—
Expiring 06/30/21	Goldman Sachs International	BRL	664	117,000	121,604	4,604	—
Expiring 06/30/21	Goldman Sachs International	BRL	260	46,000	47,594	1,594	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	BRL	438	79,000	80,140	1,140	—
Expiring 09/30/21	Bank of America, N.A.	BRL	7,086	1,605,000	1,285,385	—	(319,615)
Expiring 09/30/21	Bank of America, N.A.	BRL	494	116,000	89,687	—	(26,313)
Expiring 09/30/21	Deutsche Bank AG	BRL	2,038	448,000	369,741	—	(78,259)
Expiring 09/30/21	Morgan Stanley & Co. International PLC	BRL	582	109,386	105,526	—	(3,860)
Expiring 01/28/22	Citibank, N.A.	BRL	1,303	246,000	232,849	—	(13,151)
Expiring 01/28/22	Deutsche Bank AG	BRL	3,289	562,000	587,693	25,693	—
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	BRL	2,025	362,368	361,904	—	(464)
Expiring 01/28/22	Morgan Stanley & Co. International PLC	BRL	3,199	587,605	571,575	—	(16,030)
British Pound,
Expiring 05/28/21	Morgan Stanley & Co. International PLC	GBP	265	352,280	365,999	13,719	—
Expiring 07/19/21	HSBC Bank PLC	GBP	162	223,929	223,253	—	(676)
Expiring 01/28/22	Morgan Stanley & Co. International PLC	GBP	109	150,476	150,697	221	—
Canadian Dollar,
Expiring 07/20/21	Goldman Sachs International	CAD	56	45,503	45,540	37	—
Chilean Peso,
Expiring 06/16/21	BNP Paribas S.A.	CLP	81,268	113,546	114,313	767	—
Expiring 06/16/21	Citibank, N.A.	CLP	29,241	40,913	41,130	217	—
Expiring 10/29/21	Deutsche Bank AG	CLP	235,076	297,000	330,541	33,541	—
Chinese Renminbi,
Expiring 05/14/21	Citibank, N.A.	CNH	2,087	299,020	322,006	22,986	—
Expiring 06/30/21	BNP Paribas S.A.	CNH	502	77,000	77,230	230	—
Expiring 06/30/21	Goldman Sachs International	CNH	494	75,000	76,012	1,012	—
Expiring 06/30/21	Goldman Sachs International	CNH	457	70,000	70,259	259	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	CNH	304	43,000	46,802	3,802	—

See Notes to Financial Statements.

34

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 06/30/21	Morgan Stanley & Co. International PLC	CNH	646	$97,964	$99,292	$1,328	$—
Expiring 07/30/21	Deutsche Bank AG	CNH	714	105,000	109,602	4,602	—
Expiring 07/30/21	Morgan Stanley & Co. International PLC	CNH	803	121,634	123,239	1,605	—
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	CNH	626	94,686	94,916	230	—
Colombian Peso,
Expiring 06/16/21	Barclays Bank PLC	COP	328,520	89,315	87,322	—	(1,993)
Expiring 06/16/21	BNP Paribas S.A.	COP	358,425	100,585	95,272	—	(5,313)
Expiring 06/16/21	Citibank, N.A.	COP	190,288	50,803	50,579	—	(224)
Expiring 06/16/21	Citibank, N.A.	COP	168,907	45,438	44,896	—	(542)
Euro,
Expiring 06/30/21	Bank of America, N.A.	EUR	74	88,000	88,690	690	—
Expiring 06/30/21	Barclays Bank PLC	EUR	142	171,500	171,110	—	(390)
Expiring 06/30/21	Citibank, N.A.	EUR	170	205,000	205,018	18	—
Expiring 06/30/21	Citibank, N.A.	EUR	156	189,000	188,057	—	(943)
Expiring 06/30/21	Citibank, N.A.	EUR	133	158,000	159,557	1,557	—
Expiring 06/30/21	Citibank, N.A.	EUR	72	87,000	86,368	—	(632)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	EUR	123	146,000	148,202	2,202	—
Expiring 07/19/21	Bank of America, N.A.	EUR	95	114,917	114,004	—	(913)
Expiring 07/19/21	Goldman Sachs International	EUR	90	107,505	107,949	444	—
Expiring 08/31/21	Morgan Stanley & Co. International PLC	EUR	163	194,096	196,466	2,370	—
Expiring 11/22/21	Bank of America, N.A.	EUR	185	218,097	223,401	5,304	—
Expiring 11/22/21	Deutsche Bank AG	EUR	81	96,500	97,813	1,313	—
Expiring 03/31/22	Bank of America, N.A.	EUR	538	636,486	651,710	15,224	—
Expiring 03/31/22	Bank of America, N.A.	EUR	177	215,152	214,410	—	(742)
Expiring 10/31/23	HSBC Bank PLC	EUR	62	75,000	76,567	1,567	—
Indian Rupee,
Expiring 06/16/21	Citibank, N.A.	INR	5,957	79,286	79,728	442	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	1,996	26,847	26,714	—	(133)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	1,344	18,105	17,983	—	(122)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	INR	436	5,915	5,831	—	(84)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	INR	1,111	15,037	14,865	—	(172)
Expiring 06/30/21	Citibank, N.A.	INR	6,945	92,000	92,741	741	—
Expiring 06/30/21	Morgan Stanley & Co. International PLC	INR	11,745	156,000	156,850	850	—
Expiring 06/30/21	Morgan Stanley & Co. International PLC	INR	9,101	121,000	121,538	538	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/30/21	Goldman Sachs International	INR	25,977	$341,000	$342,588	$1,588	$—
Expiring 09/30/21	HSBC Bank PLC	INR	19,468	242,897	256,745	13,848	—
Israeli Shekel,
Expiring 06/16/21	Bank of America, N.A.	ILS	41	12,433	12,608	175	—
Expiring 06/16/21	Goldman Sachs International	ILS	582	176,901	179,339	2,438	—
Expiring 06/16/21	Goldman Sachs International	ILS	297	90,310	91,451	1,141	—
Expiring 06/30/21	Bank of America, N.A.	ILS	2,295	664,000	707,173	43,173	—
Expiring 06/30/21	BNP Paribas S.A.	ILS	298	91,000	91,872	872	—
Expiring 06/30/21	Citibank, N.A.	ILS	391	121,000	120,589	—	(411)
Expiring 06/30/21	Citibank, N.A.	ILS	326	100,000	100,397	397	—
Expiring 06/30/21	Goldman Sachs International	ILS	370	112,000	114,048	2,048	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	ILS	319	97,000	98,346	1,346	—
Japanese Yen,
Expiring 05/28/21	Citibank, N.A.	JPY	107,116	1,002,147	980,304	—	(21,843)
Expiring 05/28/21	Citibank, N.A.	JPY	100,462	972,482	919,415	—	(53,067)
Expiring 05/28/21	Citibank, N.A.	JPY	46,196	440,360	422,778	—	(17,582)
Expiring 05/28/21	Deutsche Bank AG	JPY	29,517	271,000	270,138	—	(862)
Expiring 01/28/22	Citibank, N.A.	JPY	89,317	872,064	819,972	—	(52,092)
Expiring 01/28/22	Deutsche Bank AG	JPY	70,780	672,000	649,799	—	(22,201)
Expiring 01/28/22	Deutsche Bank AG	JPY	26,689	256,000	245,017	—	(10,983)
Expiring 01/28/22	Deutsche Bank AG	JPY	13,543	125,000	124,327	—	(673)
Expiring 05/31/22	Citibank, N.A.	JPY	15,780	144,787	145,149	362	—
Expiring 05/31/22	Deutsche Bank AG	JPY	112,665	1,043,000	1,036,311	—	(6,689)
Expiring 10/31/23	Bank of America, N.A.	JPY	105,610	1,058,000	984,145	—	(73,855)
Expiring 10/31/23	Barclays Bank PLC	JPY	21,923	230,000	204,295	—	(25,705)
Expiring 10/31/23	Barclays Bank PLC	JPY	13,554	140,000	126,307	—	(13,693)
Expiring 10/31/23	Deutsche Bank AG	JPY	22,335	234,000	208,136	—	(25,864)
Expiring 10/31/23	Goldman Sachs International	JPY	50,469	518,000	470,304	—	(47,696)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	78,211	755,589	728,824	—	(26,765)
Mexican Peso,
Expiring 06/16/21	UBS AG	MXN	1,212	58,768	59,491	723	—
Expiring 06/30/21	BNP Paribas S.A.	MXN	1,172	58,000	57,459	—	(541)
Expiring 06/30/21	Goldman Sachs International	MXN	8,102	389,471	397,204	7,733	—
Expiring 06/30/21	Goldman Sachs International	MXN	1,514	74,000	74,227	227	—

See Notes to Financial Statements.

36

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/30/21	Goldman Sachs International	MXN	1,377	$68,000	$67,489	$—	$(511)
Expiring 02/25/22	Bank of America, N.A.	MXN	6,969	295,361	332,012	36,651	—
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	4,649	192,329	208,698	16,369	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	14,804	624,000	664,572	40,572	—
New Taiwanese Dollar,
Expiring 06/30/21	Citibank, N.A.	TWD	17,257	635,295	621,476	—	(13,819)
Expiring 06/30/21	Citibank, N.A.	TWD	6,605	240,000	237,857	—	(2,143)
Expiring 06/30/21	Deutsche Bank AG	TWD	4,185	150,000	150,697	697	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	TWD	19,197	671,000	691,347	20,347	—
Expiring 06/30/21	Morgan Stanley & Co. International PLC	TWD	4,480	159,125	161,343	2,218	—
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	TWD	31,377	1,154,000	1,141,847	—	(12,153)
Expiring 12/23/21	Deutsche Bank AG	TWD	11,337	407,000	416,278	9,278	—
Norwegian Krone,
Expiring 07/19/21	Citibank, N.A.	NOK	831	98,534	99,801	1,267	—
Russian Ruble,
Expiring 06/16/21	Barclays Bank PLC	RUB	4,310	56,566	56,965	399	—
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	1,061	14,221	14,021	—	(200)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	RUB	670	8,963	8,855	—	(108)
Expiring 06/16/21	Morgan Stanley & Co. International PLC	RUB	5,092	65,730	67,292	1,562	—
Expiring 06/30/21	Goldman Sachs International	RUB	106,107	1,331,000	1,399,371	68,371	—
Expiring 06/30/21	Goldman Sachs International	RUB	8,555	112,000	112,819	819	—
Expiring 06/30/21	Goldman Sachs International	RUB	4,657	61,000	61,420	420	—
Expiring 06/30/21	Morgan Stanley & Co. International PLC	RUB	14,134	188,495	186,408	—	(2,087)
Expiring 11/22/21	Deutsche Bank AG	RUB	29,985	387,000	386,915	—	(85)
Expiring 11/22/21	Deutsche Bank AG	RUB	13,388	170,000	172,748	2,748	—
Expiring 11/22/21	Morgan Stanley & Co. International PLC	RUB	34,486	431,000	445,004	14,004	—
South African Rand,
Expiring 05/28/21	Morgan Stanley & Co. International PLC	ZAR	1,031	68,982	70,836	1,854	—
Expiring 06/17/21	Morgan Stanley & Co. International PLC	ZAR	558	36,608	38,192	1,584	—
Expiring 06/30/21	BNP Paribas S.A.	ZAR	1,517	101,417	103,704	2,287	—
Expiring 06/30/21	Citibank, N.A.	ZAR	1,628	110,000	111,307	1,307	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	37

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 06/30/21	Goldman Sachs International	ZAR	922	$64,000	$63,028	$—	$(972)
Expiring 06/30/21	Goldman Sachs International	ZAR	604	41,000	41,256	256	—
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	ZAR	47,236	2,873,000	3,192,519	319,519	—
Expiring 12/23/21	Goldman Sachs International	ZAR	10,613	562,000	709,954	147,954	—
Expiring 05/31/22	Morgan Stanley & Co. International PLC	ZAR	2,088	134,319	136,881	2,562	—
South Korean Won,
Expiring 06/16/21	BNP Paribas S.A.	KRW	109,586	97,065	98,026	961	—
Expiring 06/16/21	Citibank, N.A.	KRW	77,268	69,283	69,117	—	(166)
Expiring 06/16/21	Citibank, N.A.	KRW	53,129	47,090	47,525	435	—
Expiring 06/30/21	Barclays Bank PLC	KRW	117,306	105,000	104,933	—	(67)
Expiring 06/30/21	Citibank, N.A.	KRW	440,197	402,668	393,766	—	(8,902)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	601,080	524,000	537,680	13,680	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	248,344	211,003	222,149	11,146	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	161,872	144,000	144,798	798	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	111,537	100,000	99,772	—	(228)
Expiring 07/30/21	HSBC Bank PLC	KRW	763,668	648,000	683,175	35,175	—
Expiring 10/29/21	Citibank, N.A.	KRW	468,528	428,552	419,189	—	(9,363)
Turkish Lira,
Expiring 05/28/21	BNP Paribas S.A.	TRY	420	54,000	50,064	—	(3,936)
Expiring 05/28/21	Goldman Sachs International	TRY	147	21,181	17,463	—	(3,718)

				$39,164,207	$39,419,742	1,199,118	(943,583)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/28/21	Barclays Bank PLC	AUD	2,130	$1,385,087	$1,641,411	$—	$(256,324)
Expiring 05/28/21	Citibank, N.A.	AUD	1,220	767,050	940,051	—	(173,001)
Expiring 05/28/21	Citibank, N.A.	AUD	184	120,882	141,659	—	(20,777)
Expiring 07/20/21	Barclays Bank PLC	AUD	166	128,501	127,807	694	—
Expiring 05/31/22	Morgan Stanley & Co. International PLC	AUD	212	160,068	163,494	—	(3,426)
Brazilian Real,
Expiring 05/04/21	Citibank, N.A.	BRL	862	150,179	158,573	—	(8,394)

See Notes to Financial Statements.

38

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/04/21	JPMorgan Chase Bank, N.A.	BRL	2,555	$474,353	$470,185	$4,168	$—
Expiring 05/28/21	BNP Paribas S.A.	BRL	905	183,000	166,157	16,843	—
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	BRL	1,987	360,473	364,857	—	(4,384)
Expiring 06/30/21	HSBC Bank PLC	BRL	567	97,000	103,745	—	(6,745)
Expiring 06/30/21	Morgan Stanley & Co. International PLC	BRL	575	100,000	105,333	—	(5,333)
Expiring 07/02/21	Barclays Bank PLC	BRL	464	85,099	85,030	69	—
Expiring 07/02/21	Citibank, N.A.	BRL	111	20,184	20,385	—	(201)
Expiring 09/30/21	Bank of America, N.A.	BRL	5,108	1,180,000	926,568	253,432	—
Expiring 09/30/21	Deutsche Bank AG	BRL	5,093	1,134,000	923,770	210,230	—
Expiring 01/28/22	Citibank, N.A.	BRL	3,063	546,000	547,324	—	(1,324)
Expiring 01/28/22	Citibank, N.A.	BRL	361	68,657	64,509	4,148	—
Expiring 01/28/22	Deutsche Bank AG	BRL	6,392	1,390,141	1,142,187	247,954	—
British Pound,
Expiring 05/28/21	Bank of America, N.A.	GBP	109	137,403	150,543	—	(13,140)
Expiring 05/28/21	JPMorgan Chase Bank, N.A.	GBP	156	203,719	215,457	—	(11,738)
Expiring 07/19/21	Morgan Stanley & Co. International PLC	GBP	4,897	6,735,134	6,763,991	—	(28,857)
Expiring 08/31/21	Morgan Stanley & Co. International PLC	GBP	157	216,774	217,107	—	(333)
Expiring 01/28/22	JPMorgan Chase Bank, N.A.	GBP	109	142,502	150,696	—	(8,194)
Canadian Dollar,
Expiring 07/20/21	Citibank, N.A.	CAD	42	33,803	34,463	—	(660)
Chilean Peso,
Expiring 06/16/21	Morgan Stanley & Co. International PLC	CLP	112,253	151,796	157,896	—	(6,100)
Expiring 10/29/21	Bank of America, N.A.	CLP	245,918	312,000	345,787	—	(33,787)
Chinese Renminbi,
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	2,087	299,505	322,006	—	(22,501)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	CNH	1,399	214,000	215,257	—	(1,257)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	CNH	469	65,000	72,107	—	(7,107)
Expiring 07/30/21	JPMorgan Chase Bank, N.A.	CNH	1,517	214,000	232,841	—	(18,841)
Expiring 01/28/22	Deutsche Bank AG	CNH	626	91,000	94,916	—	(3,916)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	39

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 06/16/21	BNP Paribas S.A.	COP	387,330	$105,075	$102,955	$2,120	$—
Expiring 06/16/21	BNP Paribas S.A.	COP	286,287	78,407	76,097	2,310	—
Expiring 06/16/21	Citibank, N.A.	COP	284,628	77,905	75,656	2,249	—
Danish Krone,
Expiring 07/19/21	Barclays Bank PLC	DKK	438	70,468	70,981	—	(513)
Euro,
Expiring 06/30/21	BNP Paribas S.A.	EUR	56	65,752	67,349	—	(1,597)
Expiring 06/30/21	Deutsche Bank AG	EUR	132	159,000	158,827	173	—
Expiring 06/30/21	Deutsche Bank AG	EUR	80	95,000	96,036	—	(1,036)
Expiring 06/30/21	Morgan Stanley & Co. International PLC	EUR	98	118,000	118,006	—	(6)
Expiring 06/30/21	Morgan Stanley & Co. International PLC	EUR	45	53,128	53,783	—	(655)
Expiring 07/19/21	Bank of America, N.A.	EUR	257	309,523	309,165	358	—
Expiring 07/19/21	Bank of America, N.A.	EUR	112	135,477	134,727	750	—
Expiring 07/19/21	Barclays Bank PLC	EUR	81	97,421	96,942	479	—
Expiring 07/19/21	BNP Paribas S.A.	EUR	4,397	5,272,433	5,294,540	—	(22,107)
Expiring 07/19/21	HSBC Bank PLC	EUR	5,828	6,984,745	7,018,344	—	(33,599)
Expiring 11/22/21	Morgan Stanley & Co. International PLC	EUR	162	193,684	196,064	—	(2,380)
Hungarian Forint,
Expiring 07/19/21	Barclays Bank PLC	HUF	5,393	17,818	17,988	—	(170)
Indian Rupee,
Expiring 06/16/21	Barclays Bank PLC	INR	2,995	39,439	40,081	—	(642)
Expiring 06/16/21	Citibank, N.A.	INR	4,886	66,111	65,394	717	—
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	INR	11,962	157,000	159,742	—	(2,742)
Expiring 09/30/21	Bank of America, N.A.	INR	45,446	587,000	599,333	—	(12,333)
Expiring 02/25/22	JPMorgan Chase Bank, N.A.	INR	36,373	470,000	470,931	—	(931)
Expiring 02/25/22	JPMorgan Chase Bank, N.A.	INR	23,037	300,000	298,264	1,736	—
Expiring 02/25/22	Morgan Stanley & Co. International PLC	INR	29,859	381,000	386,586	—	(5,586)
Israeli Shekel,
Expiring 06/16/21	Bank of America, N.A.	ILS	160	49,420	49,358	62	—
Expiring 06/16/21	Goldman Sachs International	ILS	225	68,000	69,367	—	(1,367)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	ILS	389	117,791	119,957	—	(2,166)
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	ILS	337	101,378	103,857	—	(2,479)

See Notes to Financial Statements.

40

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	ILS	123	$37,811	$37,813	$—	$(2)
Expiring 06/30/21	Bank of America, N.A.	ILS	343	103,000	105,536	—	(2,536)
Expiring 06/30/21	Barclays Bank PLC	ILS	663	196,908	204,161	—	(7,253)
Expiring 06/30/21	Citibank, N.A.	ILS	1,633	485,000	503,012	—	(18,012)
Expiring 06/30/21	Goldman Sachs International	ILS	283	85,913	87,239	—	(1,326)
Expiring 08/31/21	BNP Paribas S.A.	ILS	2,448	750,000	754,981	—	(4,981)
Japanese Yen,
Expiring 05/28/21	Deutsche Bank AG	JPY	75,713	723,000	692,916	30,084	—
Expiring 05/28/21	Morgan Stanley & Co. International PLC	JPY	69,191	640,741	633,221	7,520	—
Expiring 06/30/21	Citibank, N.A.	JPY	10,911	101,000	99,887	1,113	—
Expiring 06/30/21	Citibank, N.A.	JPY	10,366	95,000	94,897	103	—
Expiring 06/30/21	Goldman Sachs International	JPY	9,511	87,000	87,075	—	(75)
Expiring 07/19/21	Citibank, N.A.	JPY	8,286	76,125	75,870	255	—
Expiring 07/30/21	Morgan Stanley & Co. International PLC	JPY	13,271	123,227	121,522	1,705	—
Expiring 01/28/22	Citibank, N.A.	JPY	103,688	975,339	951,910	23,429	—
Expiring 01/28/22	Citibank, N.A.	JPY	95,532	914,576	877,031	37,545	—
Expiring 01/28/22	Citibank, N.A.	JPY	70,199	678,691	644,462	34,229	—
Expiring 01/28/22	Citibank, N.A.	JPY	15,857	145,235	145,573	—	(338)
Expiring 05/31/22	Citibank, N.A.	JPY	50,233	486,589	462,052	24,537	—
Expiring 05/31/22	Deutsche Bank AG	JPY	59,511	566,000	547,396	18,604	—
Expiring 10/31/23	Bank of America, N.A.	JPY	165,745	1,624,000	1,544,534	79,466	—
Expiring 10/31/23	Bank of America, N.A.	JPY	107,140	1,062,000	998,406	63,594	—
Expiring 10/31/23	Citibank, N.A.	JPY	27,641	286,831	257,574	29,257	—
Expiring 10/31/23	Citibank, N.A.	JPY	5,701	54,601	53,125	1,476	—
Mexican Peso,
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	MXN	798	39,930	39,166	764	—
Expiring 06/30/21	Morgan Stanley & Co. International PLC	MXN	8,575	420,000	420,377	—	(377)
Expiring 02/25/22	Barclays Bank PLC	MXN	6,929	293,000	330,150	—	(37,150)
Expiring 02/25/22	Deutsche Bank AG	MXN	2,984	139,000	142,170	—	(3,170)
Expiring 02/25/22	Goldman Sachs International	MXN	1,984	80,000	94,503	—	(14,503)
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	19,453	844,701	873,269	—	(28,568)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	41

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	TWD	36,454	$1,329,000	$1,312,823	$16,177	$—
Expiring 06/30/21	Morgan Stanley & Co. International PLC	TWD	3,857	139,000	138,889	111	—
Expiring 06/30/21	Morgan Stanley & Co. International PLC	TWD	2,437	86,000	87,772	—	(1,772)
Expiring 09/30/21	JPMorgan Chase Bank, N.A.	TWD	31,377	1,178,267	1,141,846	36,421	—
Expiring 12/23/21	JPMorgan Chase Bank, N.A.	TWD	8,139	309,000	298,844	10,156	—
New Zealand Dollar,
Expiring 07/20/21	Bank of America, N.A.	NZD	57	41,129	41,023	106	—
Expiring 07/20/21	Morgan Stanley & Co. International PLC	NZD	109	77,555	77,995	—	(440)
Polish Zloty,
Expiring 07/19/21	Citibank, N.A.	PLN	333	87,566	87,898	—	(332)
Russian Ruble,
Expiring 06/16/21	Citibank, N.A.	RUB	6,030	78,491	79,695	—	(1,204)
Expiring 06/30/21	Barclays Bank PLC	RUB	37,225	500,013	490,929	9,084	—
Expiring 06/30/21	Barclays Bank PLC	RUB	13,245	174,513	174,674	—	(161)
Expiring 06/30/21	Citibank, N.A.	RUB	15,021	195,000	198,099	—	(3,099)
Expiring 06/30/21	Goldman Sachs International	RUB	55,638	763,000	733,768	29,232	—
Expiring 06/30/21	Goldman Sachs International	RUB	7,659	98,000	101,005	—	(3,005)
Expiring 06/30/21	Morgan Stanley & Co. International PLC	RUB	7,196	92,000	94,906	—	(2,906)
Expiring 11/22/21	Deutsche Bank AG	RUB	53,363	704,000	688,583	15,417	—
Expiring 11/22/21	Deutsche Bank AG	RUB	17,241	220,000	222,478	—	(2,478)
Expiring 11/22/21	Deutsche Bank AG	RUB	2,801	37,000	36,142	858	—
Singapore Dollar,
Expiring 06/16/21	JPMorgan Chase Bank, N.A.	SGD	58	43,268	43,283	—	(15)
South African Rand,
Expiring 05/28/21	Morgan Stanley & Co. International PLC	ZAR	1,031	60,000	70,836	—	(10,836)
Expiring 06/17/21	Barclays Bank PLC	ZAR	595	39,018	40,779	—	(1,761)
Expiring 06/17/21	Deutsche Bank AG	ZAR	709	46,078	48,546	—	(2,468)
Expiring 06/17/21	JPMorgan Chase Bank, N.A.	ZAR	907	63,085	62,152	933	—
Expiring 09/30/21	Morgan Stanley & Co. International PLC	ZAR	44,539	2,559,000	3,010,238	—	(451,238)

See Notes to Financial Statements.

42

Forward foreign currency exchange contracts outstanding at April 30, 2021 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/30/21	Morgan Stanley & Co. International PLC	ZAR	2,697	$177,928	$182,282	$—	$(4,354)
Expiring 12/23/21	Barclays Bank PLC	ZAR	6,463	348,622	432,305	—	(83,683)
Expiring 12/23/21	Goldman Sachs International	ZAR	1,126	71,000	75,287	—	(4,287)
Expiring 12/23/21	Morgan Stanley & Co. International PLC	ZAR	3,025	197,778	202,362	—	(4,584)
Expiring 05/31/22	JPMorgan Chase Bank, N.A.	ZAR	2,260	145,000	148,203	—	(3,203)
Expiring 05/31/22	JPMorgan Chase Bank, N.A.	ZAR	2,088	124,000	136,882	—	(12,882)
South Korean Won,
Expiring 06/16/21	Barclays Bank PLC	KRW	36,495	32,751	32,645	106	—
Expiring 06/16/21	Citibank, N.A.	KRW	89,566	79,406	80,118	—	(712)
Expiring 06/16/21	Citibank, N.A.	KRW	79,362	70,827	70,990	—	(163)
Expiring 06/30/21	JPMorgan Chase Bank, N.A.	KRW	1,289,621	1,079,000	1,153,595	—	(74,595)
Expiring 06/30/21	Morgan Stanley & Co. International PLC	KRW	204,118	180,367	182,588	—	(2,221)
Expiring 07/30/21	Deutsche Bank AG	KRW	744,855	635,000	666,345	—	(31,345)
Expiring 10/29/21	JPMorgan Chase Bank, N.A.	KRW	895,338	781,000	801,055	—	(20,055)
Expiring 10/29/21	JPMorgan Chase Bank, N.A.	KRW	245,960	220,000	220,059	—	(59)
Swedish Krona,
Expiring 07/19/21	Barclays Bank PLC	SEK	564	66,537	66,666	—	(129)
Swiss Franc,
Expiring 07/19/21	Barclays Bank PLC	CHF	282	306,955	309,848	—	(2,893)
Turkish Lira,
Expiring 05/28/21	Goldman Sachs International	TRY	567	76,000	67,526	8,474	—

				$58,965,657	$59,308,229	1,229,248	(1,571,820)

						$2,428,366	$(2,515,403)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	43

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Cross currency exchange contracts outstanding at April 30, 2021:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
05/28/21	Buy	AUD	278	JPY	20,286	$28,534	$—	Deutsche Bank AG
05/28/21	Buy	AUD	993	JPY	71,988	106,237	—	Morgan Stanley & Co. International PLC
05/28/21	Buy	AUD	4,745	JPY	303,158	881,325	—	Citibank, N.A.
05/28/21	Buy	JPY	28,854	AUD	416	—	(56,442)	Morgan Stanley & Co. International PLC
05/28/21	Buy	JPY	228,190	AUD	3,341	—	(485,708)	Deutsche Bank AG
06/30/21	Buy	JPY	10,022	AUD	119	53	—	BNP Paribas S.A.
07/30/21	Buy	AUD	564	JPY	38,930	78,150	—	Morgan Stanley & Co. International PLC
07/30/21	Buy	JPY	52,201	AUD	722	—	(78,390)	Morgan Stanley & Co. International PLC
08/31/21	Buy	EUR	309	GBP	278	—	(11,648)	Bank of America, N.A.
08/31/21	Buy	GBP	435	EUR	472	32,287	—	Bank of America, N.A.
01/28/22	Buy	JPY	14,371	AUD	212	—	(31,542)	Deutsche Bank AG
01/28/22	Buy	JPY	24,302	AUD	325	—	(27,515)	Deutsche Bank AG
01/28/22	Buy	JPY	45,977	AUD	587	—	(30,562)	BNP Paribas S.A.
05/31/22	Buy	AUD	823	JPY	62,754	57,480	—	Deutsche Bank AG
05/31/22	Buy	JPY	44,053	AUD	611	—	(65,997)	Goldman Sachs International
10/31/23	Buy	AUD	367	JPY	24,589	54,045	—	Deutsche Bank AG
10/31/23	Buy	JPY	9,277	AUD	133	—	(16,177)	Goldman Sachs International
10/31/23	Buy	JPY	29,437	AUD	431	—	(58,248)	Morgan Stanley & Co. International PLC

						$1,238,111	$(862,229)

Credit default swap agreements outstanding at April 30, 2021:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federal Republic of Brazil	12/20/22	1.000%(Q)	750	0.896%	$2,123	$—	$2,123	Citibank, N.A.
Government of Malaysia	12/20/22	1.000%(Q)	150	0.164%	2,245	—	2,245	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	500	0.112%	7,914	—	7,914	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	150	0.154%	2,269	—	2,269	Citibank, N.A.

See Notes to Financial Statements.

44

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia	12/20/22	1.000%(Q)	200	0.536%	$1,755	$—	$1,755	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	200	0.268%	2,643	—	2,643	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	150	0.265%	1,991	—	1,991	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	150	0.345%	1,792	—	1,792	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	150	0.158%	2,258	—	2,258	Citibank, N.A.
Republic of South Africa	12/20/22	1.000%(Q)	450	0.896%	1,269	—	1,269	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	750	3.887%	(33,695)	—	(33,695)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	450	0.476%	4,396	—	4,396	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	650	0.316%	8,082	—	8,082	Citibank, N.A.

					$5,042	$—	$5,042

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.28.V3	12/20/22	1.000%(Q)	4,700	$(3,683)	$(729)	$(2,954)	Citibank, N.A.

**

The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Generalitat de Cataluna	12/20/22	1.000%(Q)	230	0.813%	$961	$(10,825)	$11,786	Citibank, N.A.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	45

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Credit default swap agreements outstanding at April 30, 2021 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Hellenic Republic	12/20/24	1.000%(Q)	1,650	0.596%	$26,053	$(63,495)	$89,548	Citibank, N.A.
Hellenic Republic	12/20/27	1.000%(Q)	290	0.999%	359	1,268	(909)	Barclays Bank PLC
Hellenic Republic	06/20/29	1.000%(Q)	250	1.143%	(2,395)	(28,732)	26,337	Citibank, N.A.
Kingdom of Spain	06/20/30	1.000%(Q)	800	0.588%	29,083	(2,741)	31,824	Credit Suisse International
Kingdom of Spain	12/20/30	1.000%(Q)	1,000	0.607%	36,259	26,283	9,976	JPMorgan Chase Bank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	600	0.585%	10,901	(22,929)	33,830	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/25	1.000%(Q)	750	0.767%	8,772	(13,256)	22,028	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/29	1.000%(Q)	1,000	1.187%	(13,498)	(34,111)	20,613	JPMorgan Chase Bank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	230	0.266%	3,894	—	3,894	Citibank, N.A.
Republic of Portugal	12/20/30	1.000%(Q)	1,000	0.539%	42,454	33,164	9,290	JPMorgan Chase Bank, N.A.
Republic of South Africa	12/20/23	1.000%(Q)	250	1.289%	(1,615)	(7,103)	5,488	Bank of America, N.A.
Republic of Ukraine	12/20/23	5.000%(Q)	200	3.934%	6,449	7,556	(1,107)	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q)	400	4.174%	13,367	23,096	(9,729)	HSBC Bank PLC
Republic of Ukraine	12/20/25	5.000%(Q)	220	4.341%	7,240	(4,261)	11,501	Barclays Bank PLC
Russian Federation	06/20/23	1.000%(Q)	350	0.512%	4,062	(2,412)	6,474	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	50	0.512%	580	(411)	991	Morgan Stanley & Co. International PLC
Russian Federation	12/20/26	1.000%(Q)	350	1.101%	(1,529)	(19,409)	17,880	Citibank, N.A.
State of Illinois	12/20/22	1.000%(Q)	210	1.115%	(156)	(2,734)	2,578	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	200	1.355%	(2,211)	(7,230)	5,019	Goldman Sachs International

					$169,030	$(128,282)	$297,312

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

See Notes to Financial Statements.

46

CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at April 30, 2021:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
247	3 Month LIBOR(Q)	EUR	220	(0.443)%(Q)	JPMorgan Chase Bank, N.A.	08/22/21	$(15,918)	$—	$(15,918)
438	3 Month LIBOR(Q)	EUR	400	(0.108)%(Q)	JPMorgan Chase Bank, N.A.	11/06/21	(44,054)	—	(44,054)
537	3 Month LIBOR(Q)	EUR	500	(0.007)%(Q)	JPMorgan Chase Bank, N.A.	05/17/22	(60,725)	—	(60,725)
376	3 Month LIBOR(Q)	EUR	350	0.015%(Q)	JPMorgan Chase Bank, N.A.	11/17/22	(44,116)	—	(44,116)
1,095	3 Month LIBOR(Q)	EUR	1,000	0.339%(Q)	JPMorgan Chase Bank, N.A.	11/05/24	(146,549)	—	(146,549)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	47

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Currency swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements (cont’d.):
107	3 Month LIBOR(Q)	EUR	100	0.355%(Q)	JPMorgan Chase Bank, N.A.	05/17/25	$(16,933)	$—	$(16,933)
107	3 Month LIBOR(Q)	EUR	100	0.425%(Q)	JPMorgan Chase Bank, N.A.	11/12/25	(18,381)	—	(18,381)

							$(346,676)	$—	$(346,676)

Inflation swap agreements outstanding at April 30, 2021:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	600	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(18,478)	$(18,478)
EUR	600	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	12,676	12,676
	200	01/12/26	2.185%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(5,834)	(5,834)
	100	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(3,728)	(3,728)
	650	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(6,144)	(6,144)
	90	04/09/31	2.435%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,169)	(1,169)
	180	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(2,095)	(2,095)
	175	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(2,059)	(2,059)
	100	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,122)	(1,122)
	100	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,109)	(1,109)
	220	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(2,072)	(2,072)

					$—	$(31,134)	$(31,134)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

48

Interest rate swap agreements outstanding at April 30, 2021:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	970	12/03/30	2.750%(S)	6 Month BBSW(2)(S)	$117,844	$78,914	$(38,930)
AUD	470	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	164	50,107	49,943
BRL	28,422	01/02/25	6.220%(T)	1 Day BROIS(2)(T)	—	(199,102)	(199,102)
BRL	1,005	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	3,434	3,434
BRL	1,707	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	8,231	8,231
BRL	4,844	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	23,111	23,111
BRL	1,587	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	76,493	76,493
BRL	3,103	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	184,427	184,427
BRL	244	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	20,811	20,811
CAD	1,535	04/03/25	0.970%(S)	3 Month CDOR(2)(S)	(989)	(9,559)	(8,570)
CLP	250,000	04/05/29	3.885%(S)	1 Day CLOIS(2)(S)	20,241	14,713	(5,528)
CLP	410,000	10/24/29	2.790%(S)	1 Day CLOIS(2)(S)	—	(29,229)	(29,229)
CLP	91,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	(892)	(892)
CLP	400,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	—	(21,520)	(21,520)
CLP	270,000	02/28/30	3.110%(S)	1 Day CLOIS(2)(S)	—	(9,842)	(9,842)
CNH	2,000	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(17)	4,389	4,406
CNH	2,030	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,175	3,175
CNH	2,900	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	4,089	4,089
CNH	1,250	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	2,195	2,195
CNH	8,180	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	6	10,982	10,976
CNH	1,700	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	1,958	1,960
CNH	1,700	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	2,598	2,599
CNH	2,000	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	2,091	2,092
CNH	2,910	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	7,694	7,700
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(479)	(479)
COP	7,500,000	02/08/26	3.135%(Q)	1 Day COOIS(2)(Q)	—	(110,814)	(110,814)
COP	3,204,860	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	44,455	56,546	12,091
COP	860,000	12/16/29	5.480%(Q)	1 Day COOIS(2)(Q)	—	2,129	2,129
DKK	2,300	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	22,867	22,867
EUR	490	05/11/31	0.750%(A)	1 Day EONIA(1)(A)	(47,170)	(49,239)	(2,069)
HUF	257,045	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	41,830	41,830
HUF	101,100	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	(15,251)	(15,251)
HUF	70,365	12/09/29	1.245%(A)	6 Month BUBOR(2)(S)	—	(21,593)	(21,593)
HUF	190,140	01/23/30	1.740%(A)	6 Month BUBOR(2)(S)	2,505	(33,901)	(36,406)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	49

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	24,660	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	$4,995	$10,417	$5,422
JPY	40,000	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	25,129	19,583	(5,546)
JPY	125,000	12/03/40	0.650%(S)	6 Month JPY LIBOR(2)(S)	76,353	59,338	(17,015)
KRW	50,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	1,973	1,422	(551)
MXN	6,585	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(15)	448	463
MXN	13,380	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	3,406	70,730	67,324
MXN	5,400	07/10/30	5.680%(M)	28 Day Mexican Interbank Rate(2)(M)	(3)	(21,614)	(21,611)
MXN	7,220	01/16/31	5.450%(M)	28 Day Mexican Interbank Rate(2)(M)	(10)	(37,802)	(37,792)
NOK	2,690	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	2,856	11,651	8,795
NOK	8,405	01/08/31	1.250%(A)	6 Month NIBOR(2)(S)	(6,223)	(45,134)	(38,911)
NOK	1,540	01/19/31	1.346%(A)	6 Month NIBOR(2)(S)	—	(6,733)	(6,733)
NZD	910	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	40,593	75,385	34,792
NZD	1,825	10/07/29	1.130%(S)	3 Month BBR(2)(Q)	4,888	(53,478)	(58,366)
PLN	2,000	05/24/23	2.520%(A)	6 Month WIBOR(2)(S)	—	32,239	32,239
PLN	2,890	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	41,418	41,418
PLN	550	01/21/26	2.500%(A)	6 Month WIBOR(2)(S)	1,347	8,421	7,074
PLN	5,135	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	172,259	143,310	(28,949)
SEK	3,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	(1,835)	(1,835)
SEK	4,000	10/07/29	0.180%(A)	3 Month STIBOR(2)(Q)	—	(20,039)	(20,039)
SEK	3,800	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	(3,845)	(3,845)
SEK	2,635	07/13/30	0.308%(A)	3 Month STIBOR(2)(Q)	(1,867)	(12,035)	(10,168)
THB	8,400	07/03/30	1.028%(S)	6 Month BIBOR(2)(S)	—	(10,875)	(10,875)
	6,400	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(11,550)	(11,550)
	4,665	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(11,457)	(11,457)
	9,800	05/29/22	0.014%(A)	1 Day USOIS(1)(A)	8,093	15,119	7,026
	7,635	11/09/22	0.061%(A)	1 Day SOFR(1)(A)	—	991	991
	4,670	10/30/23	0.072%(A)	1 Day USOIS(1)(A)	—	17,444	17,444
	5,739	11/06/23	0.063%(A)	1 Day USOIS(1)(A)	—	23,624	23,624
	2,956	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(128,504)	(128,504)
ZAR	25,240	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	—	(134,631)	(134,631)
ZAR	25	05/05/25	7.940%(Q)	3 Month JIBAR(2)(Q)	(47)	176	223

See Notes to Financial Statements.

50

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	4,100	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	$(65)	$30,556	$30,621
ZAR	6,760	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	(19)	31,706	31,725
ZAR	4,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(31)	25,089	25,120
ZAR	7,500	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	—	35,811	35,811
ZAR	5,700	06/21/29	7.685%(Q)	3 Month JIBAR(2)(Q)	(23)	15,962	15,985
ZAR	8,000	10/03/29	7.580%(Q)	3 Month JIBAR(2)(Q)	—	15,335	15,335
ZAR	5,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(32)	17,043	17,075
ZAR	16,450	12/01/30	6.888%(Q)	3 Month JIBAR(2)(Q)	18,273	(42,618)	(60,891)

					$488,859	$282,431	$(206,428)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	220,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	$24,292	$—	$24,292	Morgan Stanley & Co. International PLC
CLP	140,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	16,501	—	16,501	Morgan Stanley & Co. International PLC
CLP	62,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	7,185	—	7,185	Morgan Stanley & Co. International PLC
CLP	101,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	11,365	—	11,365	Morgan Stanley & Co. International PLC
CLP	56,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	7,109	—	7,109	Citibank, N.A.
COP	1,600,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	26,068	—	26,068	Morgan Stanley & Co. International PLC
COP	405,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	6,366	—	6,366	Morgan Stanley & Co. InternationalPLC
COP	509,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	7,568	—	7,568	Morgan Stanley & Co. International PLC
COP	768,900	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	(1,410)	—	(1,410)	Morgan Stanley & Co. International PLC
ILS	350	09/19/26	1.600%(A)	3Month TELBOR(2)(Q)	6,269	—	6,269	Barclays Bank PLC

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	51

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Interest rate swap agreements outstanding at April 30, 2021 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ILS	1,340	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	$33,461	$—	$33,461	Citibank, N.A.
ILS	1,090	07/13/27	0.395%(A)	3 Month TELBOR(2)(Q)	(7,718)	—	(7,718)	Goldman Sachs International
ILS	950	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	26,657	—	26,657	JPMorgan Chase Bank, N.A.
ILS	700	03/13/29	1.840%(A)	3 Month TELBOR(2)(Q)	13,162	—	13,162	HSBC Bank PLC
ILS	960	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	10,285	(222)	10,507	Citibank, N.A.
ILS	1,000	10/07/29	0.885%(A)	3 Month TELBOR(2)(Q)	(5,001)	—	(5,001)	Goldman Sachs International
ILS	490	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(6,483)	(5)	(6,478)	Goldman Sachs International
RUB	50,000	01/12/26	6.360%(A)	3 Month MosPRIME(2)(Q)	(15,013)	—	(15,013)	Morgan Stanley & Co. International PLC
RUB	53,000	02/27/26	6.680%(A)	3 Month MosPRIME(2)(Q)	(10,411)	—	(10,411)	Morgan Stanley & Co. International PLC
ZAR	1,060	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(5,995)	(25)	(5,970)	Citibank, N.A.
ZAR	7,000	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(29,641)	(49)	(29,592)	Citibank, N.A.
ZAR	1,000	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	8,034	24	8,010	Citibank, N.A.
ZAR	6,575	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	41,377	42	41,335	Citibank, N.A.

					$164,027	$(235)	$164,262

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$91,433	$(220,679)	$593,649	$(476,663)

See Notes to Financial Statements.

52

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$1,322,311
J.P. Morgan Securities LLC	959,000	206,203

Total	$959,000	$1,528,514

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Cayman Islands	$—	$742,463	$—
Spain	—	513,881	—
United States	—	1,475,593	—
Bank Loans
United States	—	224,979	—
Commercial Mortgage-Backed Securities
Canada	—	59,616	—
Ireland	—	2,342,010	—
United States	—	5,901,254	—
Corporate Bonds
Brazil	—	1,088,763	—
Canada	—	1,138,077	—
France	—	1,578,706	—
Germany	—	1,158,097	—
India	—	382,843	—
Indonesia	—	633,320	—
Italy	—	147,572	—
Jamaica	—	758,099	—
Kazakhstan	—	58,475	—
Luxembourg	—	1,255,373	—
Mexico	—	1,283,788	—
Netherlands	—	1,436,796	—

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	53

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Corporate Bonds (continued)
Peru	$—	$133,588	$—
Russia	—	434,710	—
South Africa	—	652,614	—
Spain	—	419,447	—
Ukraine	—	121,471	—
United Arab Emirates	—	284,243	—
United Kingdom	—	3,049,298	—
United States	—	19,219,467	—
Residential Mortgage-Backed Securities
Bermuda	—	1,840,047	—
Ireland	—	214,784	—
United States	—	2,801,940	—
Sovereign Bonds
Brazil	—	3,044,668	—
Greece	—	526,725	—
Italy	—	648,082	—
Mexico	—	347,386	—
Philippines	—	194,470	—
Romania	—	558,813	—
Spain	—	1,322,311	—
Turkey	—	619,160	—
Ukraine	—	2,332,218	—
U.S. Treasury Obligation	—	283,529	—
Common Stocks
United States	500,812	21,477	226,356
Preferred Stock
United States	—	—	300,000
Warrants
United States	—	5,098	—
Affiliated Mutual Fund	884,565	—	—
Options Purchased	199,620	2,428,322	—

Total	$1,584,997	$63,683,573	$526,356

Liabilities
Options Written	$(268,470)	$(2,316,527)	$—

Other Financial Instruments*
Assets
Futures Contracts	$134,114	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	2,428,366	—
OTC Cross Currency Exchange Contracts	—	1,238,111	—
OTC Packaged Credit Default Swap Agreements	—	38,737	—
OTC Credit Default Swap Agreements	—	190,434	—
Centrally Cleared Inflation Swap Agreement	—	12,676	—

See Notes to Financial Statements.

54

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$903,066	$—
OTC Interest Rate Swap Agreements	—	245,699	—

Total	$134,114	$5,057,089	$—

Liabilities
Futures Contracts	$(67,870)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(2,515,403)	—
OTC Cross Currency Exchange Contracts	—	(862,229)	—
OTC Packaged Credit Default Swap Agreements	—	(37,378)	—
OTC Credit Default Swap Agreements	—	(21,404)	—
OTC Currency Swap Agreements	—	(346,676)	—
Centrally Cleared Inflation Swap Agreements	—	(43,810)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,109,494)	—
OTC Interest Rate Swap Agreements	—	(81,672)	—

Total	$(67,870)	$(5,018,066)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2021 were as follows:

Sovereign Bonds	14.7%
Commercial Mortgage-Backed Securities	12.7
Residential Mortgage-Backed Securities	8.5
Oil & Gas	7.5
Electric	5.0
Options Purchased	4.0
Foods	3.8
Entertainment	3.4
Telecommunications	3.2
Media	2.7
Banks	2.6
Home Builders	2.1
Retail	2.0
Chemicals	1.8
Commercial Services	1.8
Real Estate Investment Trusts (REITs)	1.7
Auto Manufacturers	1.5
Affiliated Mutual Funds	1.4

Packaging & Containers	1.3%
Healthcare-Services	1.2
Other	1.2
Collateralized Loan Obligations	1.1
Lodging	1.1
Machinery-Diversified	1.0
Internet	0.9
Gas	0.9
Pharmaceuticals	0.8
Computers	0.8
Miscellaneous Manufacturing	0.8
Diversified Financial Services	0.8
Pipelines	0.8
Healthcare-Products	0.8
Oil, Gas & Consumable Fuels	0.8
Real Estate	0.7
Gas Utilities	0.7
Electrical Components & Equipment	0.6

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	55

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Industry Classification (continued):

Auto Parts & Equipment	0.6%
Consumer Loans	0.5
U.S. Treasury Obligation	0.4
Insurance	0.4
Transportation	0.4
Engineering & Construction	0.3
Mining	0.3
Student Loan	0.3
Airlines	0.2
Agriculture	0.2
Building Materials	0.2

Electric Utilities	0.1%
Hotels, Restaurants & Leisure	0.0 *

100.6
Options Written	(3.9)
Other assets in excess of liabilities	3.3

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2021 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$91,367		Premiums received for OTC swap agreements	$220,378
Credit contracts	Unaffiliated investments	1,470		Options written outstanding, at value	1,475
Credit contracts	Unrealized appreciation on OTC swap agreements	347,794		Unrealized depreciation on OTC swap agreements	48,394
Equity contracts	Due from/to broker-variation margin futures	15,352	*	Due from/to broker-variation margin futures	33,109	*
Equity contracts	Unaffiliated investments	199,620		Options written outstanding, at value	268,470
Foreign exchange contracts	Unaffiliated investments	2,426,852		Options written outstanding, at value	2,315,052
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	1,238,111		Unrealized depreciation on OTC cross currency exchange contracts	862,229

See Notes to Financial Statements.

56

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$2,428,366		Unrealized depreciation on OTC forward foreign currency exchange contracts	$2,515,403
Interest rate contracts	Due from/to broker-variation margin futures	118,762	*	Due from/to broker-variation margin futures	34,761	*
Interest rate contracts	Due from/to broker-variation margin swaps	915,742	*	Due from/to broker-variation margin swaps	1,153,304	*
Interest rate contracts	Premiums paid for OTC swap agreements	66		Premiums received for OTC swap agreements	301
Interest rate contracts	Unrealized appreciation on OTC swap agreements	245,855		Unrealized depreciation on OTC swap agreements	428,269

		$8,029,357			$7,881,145

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward &Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$613,918
Equity contracts	156,520	130,722	(131,134)	—	—
Foreign exchange contracts	(10,730,671)	10,469,582	10,996	(226,779)	—
Interest rate contracts	—	—	(2,277,001)	—	397,795

Total	$(10,574,151)	$10,600,304	$(2,397,139)	$(226,779)	$1,011,713

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)		Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts		$(3,650)	$4,525	$—	$—	$204,334

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	57

Schedule of Investments  (unaudited) (continued)

as of April 30, 2021

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Equity contracts	$(160,268)	$60,568	$(50,730)	$—	$—
Foreign exchange contracts	(2,930,899)	3,302,437	(84,549)	(167,140)	—
Interest rate contracts	—	—	700,604	—	(2,109,546)

Total	$(3,094,817)	$3,367,530	$565,325	$(167,140)	$(1,905,212)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2021, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts—Purchased(3)
$9,243,368	$359,426,171	$23,287,677	$139,321,679	$50,722,096

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$74,090,528	$10,573,413	$96,219,485	$6,061,070

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Inflation Swap Agreements(2)
$23,756,967	$3,646,733	$2,137,180

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Average volume is based on average quarter end balances as noted for the six months ended April 30, 2021.

See Notes to Financial Statements.

58

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$548,374	$(574,109)	$(25,735)	$—	$(25,735)
Barclays Bank PLC	53,431	(478,094)	(424,663)	—	(424,663)
BNP Paribas S.A.	114,334	(163,555)	(49,221)	—	(49,221)
Citibank, N.A.	1,393,258	(1,699,239)	(305,981)	305,981	—
Credit Suisse International	31,824	(2,741)	29,083	—	29,083
Deutsche Bank AG	2,011,745	(912,600)	1,099,145	(944,854)	154,291
Goldman Sachs International	338,443	(208,921)	129,522	(129,522)	—
HSBC Bank PLC	189,743	(50,749)	138,994	—	138,994
JPMorgan Chase Bank, N.A.	974,517	(895,806)	78,711	—	78,711
Morgan Stanley & Co. International PLC	1,123,489	(1,405,687)	(282,198)	282,198	—
UBS AG	723	—	723	—	723

	$6,779,881	$(6,391,501)	$388,380	$(486,197)	$(97,817)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	59

Statement of Assets and Liabilities  (unaudited)

as of April 30, 2021

Assets
Investments at value:
Unaffiliated investments (cost $66,454,255)	$64,910,361
Affiliated investments (cost $884,565)	884,565
Foreign currency, at value (cost $12,098)	12,157
Cash segregated for counterparty - OTC	724,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,428,366
Unrealized appreciation on OTC cross currency exchange contracts	1,238,111
Deposit with broker for centrally cleared/exchange-traded derivatives	959,000
Dividends and interest receivable	687,289
Unrealized appreciation on OTC swap agreements	593,649
Receivable for investments sold	342,510
Receivable for Fund shares sold	99,513
Premiums paid for OTC swap agreements	91,433
Prepaid expenses and other assets	31,688

Total Assets	73,002,642

Liabilities
Options written outstanding, at value (premiums received $5,599,256)	2,584,997
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,515,403
Unrealized depreciation on OTC cross currency exchange contracts	862,229
Payable for investments purchased	581,311
Unrealized depreciation on OTC swap agreements	476,663
Premiums received for OTC swap agreements	220,679
Accrued expenses and other liabilities	124,542
Payable for Fund shares purchased	124,142
Due to broker—variation margin futures	77,933
Due to broker—variation margin swaps	27,370
Management fee payable	10,651
Trustees’ fees payable	1,375
Distribution fee payable	1,338
Affiliated transfer agent fee payable	404

Total Liabilities	7,609,037

Net Assets	$65,393,605

Net assets were comprised of:
Shares of beneficial interest, at par	$6,785
Paid-in capital in excess of par	72,451,806
Total distributable earnings (loss)	(7,064,986)

Net assets, April 30, 2021	$65,393,605

See Notes to Financial Statements.

60

Class A
Net asset value and redemption price per share, ($2,049,118 ÷ 212,489 shares of beneficial interest issued and outstanding)	$9.64
Maximum sales charge (3.25% of offering price)	0.32

Maximum offering price to public	$9.96

Class C
Net asset value, offering price and redemption price per share, ($1,118,532 ÷ 116,192 shares of beneficial interest issued and outstanding)	$9.63

Class Z
Net asset value, offering price and redemption price per share, ($27,782,208 ÷ 2,881,807 shares of beneficial interest issued and outstanding)	$9.64

Class R6
Net asset value, offering price and redemption price per share, ($34,443,747 ÷ 3,574,343 shares of beneficial interest issued and outstanding)	$9.64

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	61

Statement of Operations  (unaudited)

Six Months Ended April 30, 2021

Net Investment Income (Loss)
Income
Interest income	$1,399,885
Affiliated dividend income	1,757
Income from securities lending, net (including affiliated income of $286)	1,626

Total income	1,403,268

Expenses
Management fee	270,517
Distribution fee(a)	9,192
Custodian and accounting fees	80,357
Registration fees(a)	37,933
Audit fee	31,650
Transfer agent’s fees and expenses (including affiliated expense of $982)(a)	21,398
Shareholders’ reports	9,422
Legal fees and expenses	7,862
Trustees’ fees	5,908
Miscellaneous	15,798

Total expenses	490,037
Less: Fee waiver and/or expense reimbursement(a)	(154,216)

Net expenses	335,821

Net investment income (loss)	1,067,447

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $100)	(9,797,500)
Futures transactions	(2,397,139)
Forward and cross currency contract transactions	(226,779)
Options written transactions	10,600,304
Swap agreement transactions	1,011,713
Foreign currency transactions	395,809

(413,592)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(365))	(1,049,688)
Futures	565,325
Forward and cross currency contracts	(167,140)
Options written	3,367,530
Swap agreements	(1,905,212)
Foreign currencies	66,873

877,688

Net gain (loss) on investment and foreign currency transactions	464,096

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,531,543

See Notes to Financial Statements.

62

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	2,692	6,500	—	—
Registration fees	8,210	8,049	13,626	8,048
Transfer agent’s fees and expenses	1,801	823	18,687	87
Fee waiver and/or expense reimbursement	(11,592)	(9,846)	(74,495)	(58,283)

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	63

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended April 30, 2021	Year Ended October 31, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,067,447	$2,181,733
Net realized gain (loss) on investment and foreign currency transactions	(413,592)	(6,381,691)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	877,688	(656,214)

Net increase (decrease) in net assets resulting from operations	1,531,543	(4,856,172)

Dividends and Distributions
Distributions from distributable earnings
Class A	(44,214)	(250,810)
Class C	(21,926)	(90,510)
Class Z	(859,345)	(2,213,760)
Class R6	(769,728)	(2,196,249)

	(1,695,213)	(4,751,329)

Tax return of capital distributions
Class A	—	(74,416)
Class C	—	(26,854)
Class Z	—	(656,831)
Class R6	—	(651,635)

	—	(1,409,736)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	39,948,155	49,138,454
Net asset value of shares issued in reinvestment of dividends and distributions	1,693,836	5,969,148
Cost of shares purchased	(40,177,059)	(55,183,534)

Net increase (decrease) in net assets from Fund share transactions	1,464,932	(75,932)

Total increase (decrease)	1,301,262	(11,093,169)

Net Assets:
Beginning of period	64,092,343	75,185,512

End of period	$65,393,605	$64,092,343

See Notes to Financial Statements.

64

Notes to Financial Statements  (unaudited)

1.    Organization

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of six series: PGIM Global Dynamic Bond Fund, PGIM QMA Large-Cap Value Fund and PGIM Strategic Bond Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM QMA Global Tactical Allocation Fund, PGIM Jennison Focused Growth Fund and PGIM Real Assets Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Global Dynamic Bond Fund (the “Fund”).

The investment objective of the Fund is to seek positive returns over the long term, regardless of market conditions.

2.     Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A

PGIM Global Dynamic Bond Fund	65

Notes to Financial Statements  (unaudited) (continued)

record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business

66

days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

PGIM Global Dynamic Bond Fund	67

Notes to Financial Statements  (unaudited) (continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized

68

gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on

PGIM Global Dynamic Bond Fund	69

Notes to Financial Statements  (unaudited) (continued)

swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

70

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from

PGIM Global Dynamic Bond Fund	71

Notes to Financial Statements  (unaudited) (continued)

counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

72

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and

PGIM Global Dynamic Bond Fund	73

Notes to Financial Statements  (unaudited) (continued)

credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon

74

liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services.

PGIM Global Dynamic Bond Fund	75

Notes to Financial Statements  (unaudited) (continued)

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of the subadvisers.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.70% of the Fund’s average daily net assets up to and including $2.5 billion, 0.675% of the next $2.5 billion and 0.65% of the average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.70% for the reporting period ended April 30, 2021.

The Manager has contractually agreed, through February 28, 2022, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.20% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class C shares, 0.85% of average daily net assets for Class Z shares and 0.80% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

76

For the reporting period ended April 30, 2021, PIMS received $1,628 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2021, PIMS received $201 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2021, were $61,771,962 and $59,817,676, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2021, is presented as follows:

PGIM Global Dynamic Bond Fund	77

Notes to Financial Statements  (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$905,638	$50,654,500	$50,675,573	$—	$—	$884,565	884,565	$1,757

PGIM Institutional Money Market Fund (1)(b)(wa)
262,826	3,279,834	3,542,395	(365)	100	—	—	286	(2)

$1,168,464	$53,934,334	$54,217,968	$(365)	$100	$884,565		$2,043

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2021 were as follows:

Tax Basis	$62,399,416

Gross Unrealized Appreciation	12,713,403
Gross Unrealized Depreciation	(11,797,623)

Net Unrealized Appreciation	$915,780

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2020 of approximately $6,848,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

78

7.    Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R6	3,563,335	99.7%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated

Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	52.6%	3	42.8%

PGIM Global Dynamic Bond Fund	79

Notes to Financial Statements  (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2021:
Shares sold	39,484	$385,261
Shares issued in reinvestment of dividends and distributions	4,381	42,837
Shares purchased	(42,868)	(425,394)

Net increase (decrease) in shares outstanding before conversion	997	2,704
Shares issued upon conversion from other share class(es)	3,990	38,592
Shares purchased upon conversion into other share class(es)	(31,031)	(307,521)

Net increase (decrease) in shares outstanding	(26,044)	$(266,225)

Year ended October 31, 2020:
Shares sold	489,479	$4,873,797
Shares issued in reinvestment of dividends and distributions	24,873	243,925
Shares purchased	(1,105,338)	(11,062,465)

Net increase (decrease) in shares outstanding before conversion	(590,986)	(5,944,743)
Shares issued upon conversion from other share class(es)	819	7,056
Shares purchased upon conversion into other share class(es)	(355)	(3,644)

Net increase (decrease) in shares outstanding	(590,522)	$(5,941,331)

Class C
Six months ended April 30, 2021:
Shares sold	8,303	$81,127
Shares issued in reinvestment of dividends and distributions	2,254	21,926
Shares purchased	(50,589)	(494,028)

Net increase (decrease) in shares outstanding before conversion	(40,032)	(390,975)
Shares purchased upon conversion into other share class(es)	(4,289)	(41,456)

Net increase (decrease) in shares outstanding	(44,321)	$(432,431)

Year ended October 31, 2020:
Shares sold	62,954	$622,312
Shares issued in reinvestment of dividends and distributions	12,010	117,353
Shares purchased	(41,588)	(377,696)

Net increase (decrease) in shares outstanding before conversion	33,376	361,969
Shares purchased upon conversion into other share class(es)	(434)	(4,078)

Net increase (decrease) in shares outstanding	32,942	$357,891

80

Class Z	Shares	Amount
Six months ended April 30, 2021:
Shares sold	3,944,094	$39,267,262
Shares issued in reinvestment of dividends and distributions	88,476	859,345
Shares purchased	(4,089,343)	(39,032,853)

Net increase (decrease) in shares outstanding before conversion	(56,773)	1,093,754
Shares issued upon conversion from other share class(es)	31,321	310,385

Net increase (decrease) in shares outstanding	(25,452)	$1,404,139

Year ended October 31, 2020:
Shares sold	4,310,985	$42,875,773
Shares issued in reinvestment of dividends and distributions	291,485	2,863,039
Shares purchased	(4,681,601)	(42,932,466)

Net increase (decrease) in shares outstanding before conversion	(79,131)	2,806,346
Shares issued upon conversion from other share class(es)	789	7,722
Shares purchased upon conversion into other share class(es)	(819)	(7,056)

Net increase (decrease) in shares outstanding	(79,161)	$2,807,012

Class R6
Six months ended April 30, 2021:
Shares sold	22,385	$214,505
Shares issued in reinvestment of dividends and distributions	79,139	769,728
Shares purchased	(23,107)	(224,784)

Net increase (decrease) in shares outstanding	78,417	$759,449

Year ended October 31, 2020:
Shares sold	78,210	$766,572
Shares issued in reinvestment of dividends and distributions	281,169	2,744,831
Shares purchased	(89,091)	(810,907)

Net increase (decrease) in shares outstanding	270,288	$2,700,496

8.    Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	10/2/2020 – 9/30/2021
Total Commitment	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those

PGIM Global Dynamic Bond Fund	81

Notes to Financial Statements  (unaudited) (continued)

portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2021. The average daily balance for the 7 days that the Fund had loans outstanding during the period was approximately $18,135,143, borrowed at a weighted average interest rate of 1.41%. The maximum loan outstanding amount during the period was $19,420,000. At April 30, 2021, the Fund did not have an outstanding loan amount.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC

82

derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any

PGIM Global Dynamic Bond Fund	83

Notes to Financial Statements  (unaudited) (continued)

phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or

84

disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

10.    Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Global Dynamic Bond Fund	85

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended April 30, 2021		Year Ended October 31,				November 3, 2015(a) through October 31, 2016
			2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.43		$10.49	$10.03	$10.56	$9.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.27	0.24	0.25	0.27	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.29		(0.51)	1.03	(0.14)	0.86	0.08
Total from investment operations	0.41		(0.24)	1.27	0.11	1.13	0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.31)	(0.81)	(0.57)	(0.50)	(0.19)
Tax return of capital distributions	-		(0.20)	-	-	-	(0.25)
Distributions from net realized gains	-		(0.31)	-	(0.07)	-	-
Total dividends and distributions	(0.20)		(0.82)	(0.81)	(0.64)	(0.50)	(0.44)
Net asset value, end of period	$9.64		$9.43	$10.49	$10.03	$10.56	$9.93
Total Return(c):	4.55%		(2.43)%	13.32%	1.00%	11.69%	3.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,049		$2,249	$8,693	$585	$397	$18
Average net assets (000)	$2,171		$3,690	$2,311	$1,984	$122	$13
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.21	%(f)	1.21%	1.20%	1.20%	1.20%	1.20	%(f)
Expenses before waivers and/or expense reimbursement	2.29	%(f)	2.09%	2.52%	2.77%	5.51%	3.93	%(f)
Net investment income (loss)	2.48	%(f)	2.80%	2.26%	2.43%	2.60%	2.99	%(f)
Portfolio turnover rate(g)	77%		68%	33%	106%	63%	34%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

86

Class C Shares
	Six Months Ended April 30, 2021		Year Ended October 31,				November 3, 2015(a) through October 31, 2016
			2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.41		$10.47	$10.01	$10.54	$9.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.20	0.17	0.19	0.21	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.30		(0.51)	1.02	(0.16)	0.82	0.08
Total from investment operations	0.38		(0.31)	1.19	0.03	1.03	0.30
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.24)	(0.73)	(0.49)	(0.42)	(0.17)
Tax return of capital distributions	-		(0.20)	-	-	-	(0.20)
Distributions from net realized gains	-		(0.31)	-	(0.07)	-	-
Total dividends and distributions	(0.16)		(0.75)	(0.73)	(0.56)	(0.42)	(0.37)
Net asset value, end of period	$9.63		$9.41	$10.47	$10.01	$10.54	$9.93
Total Return(c):	4.06%		(3.08)%	12.48%	0.26%	10.65%	3.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,119		$1,510	$1,335	$227	$71	$20
Average net assets (000)	$1,311		$1,563	$465	$162	$60	$12
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.96	%(f)	1.96%	1.95%	1.95%	1.95%	1.95	%(f)
Expenses before waivers and/or expense reimbursement	3.47	%(f)	3.34%	5.71%	12.20%	9.28%	4.92	%(f)
Net investment income (loss)	1.74	%(f)	2.09%	1.67%	1.81%	2.05%	2.22	%(f)
Portfolio turnover rate(g)	77%		68%	33%	106%	63%	34%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	87

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2021		Year Ended October 31,				November 3, 2015(a) through October 31, 2016
			2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.43		$10.49	$10.03	$10.56	$9.94	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.30	0.22	0.29	0.29	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.30		(0.51)	1.09	(0.15)	0.86	0.07
Total from investment operations	0.43		(0.21)	1.31	0.14	1.15	0.40
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.34)	(0.85)	(0.60)	(0.53)	(0.19)
Tax return of capital distributions	-		(0.20)	-	-	-	(0.27)
Distributions from net realized gains	-		(0.31)	-	(0.07)	-	-
Total dividends and distributions	(0.22)		(0.85)	(0.85)	(0.67)	(0.53)	(0.46)
Net asset value, end of period	$9.64		$9.43	$10.49	$10.03	$10.56	$9.94
Total Return(c):	4.62%		(2.09)%	13.73%	1.33%	11.85%	4.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,782		$27,403	$31,323	$3,186	$2,578	$135
Average net assets (000)	$39,934		$31,816	$11,946	$4,160	$784	$52
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.86	%(f)	0.86%	0.85%	0.87%	0.95%	0.95	%(f)
Expenses before waivers and/or expense reimbursement	1.24	%(f)	1.41%	1.79%	2.14%	2.75%	3.26	%(f)
Net investment income (loss)	2.71	%(f)	3.14%	2.16%	2.84%	2.78%	3.37	%(f)
Portfolio turnover rate(g)	77%		68%	33%	106%	63%	34%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

88

Class R6 Shares
	Six Months Ended April 30, 2021		Year Ended October 31,				November 3, 2015(a) through October 31, 2016
			2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.42		$10.49	$10.02	$10.55	$9.93	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.31	0.34	0.30	0.32	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.30		(0.52)	0.98	(0.16)	0.82	0.08
Total from investment operations	0.44		(0.21)	1.32	0.14	1.14	0.39
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.35)	(0.85)	(0.60)	(0.52)	(0.21)
Tax return of capital distributions	-		(0.20)	-	-	-	(0.25)
Distributions from net realized gains	-		(0.31)	-	(0.07)	-	-
Total dividends and distributions	(0.22)		(0.86)	(0.85)	(0.67)	(0.52)	(0.46)
Net asset value, end of period	$9.64		$9.42	$10.49	$10.02	$10.55	$9.93
Total Return(c):	4.65%		(1.94)%	13.79%	1.37%	11.86%	4.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,444		$32,930	$33,833	$29,530	$29,120	$26,049
Average net assets (000)	$34,515		$32,443	$31,497	$29,353	$27,313	$24,926
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.82	%(f)	0.81%	0.80%	0.83%	0.95%	0.95	%(f)
Expenses before waivers and/or expense reimbursement	1.16	%(f)	1.24%	1.66%	1.76%	2.33%	2.61	%(f)
Net investment income (loss)	2.88	%(f)	3.22%	3.39%	2.89%	3.15%	3.19	%(f)
Portfolio turnover rate(g)	77%		68%	33%	106%	63%	34%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Dynamic Bond Fund	89

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 2-5, 2021, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2020 through December 31, 2020 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

90

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jonathan Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102
	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Global Dynamic Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL DYNAMIC BOND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PAJAX	PAJCX	PAJZX	PAJQX
CUSIP	74440K645	74440K637	74440K611	74440K629

MF233E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)   (1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2021